 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4052

CitiFunds Trust III
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
  (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report

CitiSM Cash Reserves February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Letter from the Chairman	1

Fund Facts	4

Portfolio at a Glance – Liquid Reserves Portfolio	5

Fund Expenses	6

Citi Cash Reserves
Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Liquid Reserves Portfolio
Schedule of Investments	16

Statement of Assets and Liabilities	19

Statement of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	22

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP growth was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004 — the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the fed funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for CitiSM Cash Reserves was 1.92% and its seven-day effective yield, which reflects compounding, was 1.94% .1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.76% and the seven-day effective yield would have been 1.78% .

1	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

1

CITISM CASH RESERVES
YIELDS AS OF FEBRUARY 28, 2005
(unaudited)
Seven-day current yield[2]	1.92%
Seven-day effective yield[2]	1.94%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.76% and the seven-day effective yield would have been 1.78% .

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

2	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

3

F U N D   F A C T S

Fund Objective

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
August 31, 1984	• iMoneyNet, Inc. 1st Tier Taxable
Money Market Funds Average
Net Assets as of 2/28/05
$1,783.4 million

*	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

4

L I Q U I D R E S E RV E S P O RT F O L I O

Portfolio at a Glance (unaudited)

Investment Breakdown

5

F U N D   E X P E N S E S (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual	Account	Account	Expense	Paid During
	Total Return(2)	Value	Value	Ratio	the Period(3)

Citi Cash Reserves	0.70%	$1,000.00	$1,007.00	0.70%	$3.48

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multi- plied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6

F U N D   E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi Cash Reserves	5.00%	$1,000.00	$1,021.32	0.70%	$3.51

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7

Citi Cash Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investment in Liquid Reserves Portfolio, at value (Note 1A)	$1,785,581,361
Receivable for shares of beneficial interest sold	924,942
Prepaid expenses	33,750

Total Assets	1,786,540,053

LIABILITIES:
Dividends payable	2,031,766
Management fee payable (Note 3)	405,333
Distribution/Service fees payable (Note 3)	339,329
Payable for shares of beneficial interest repurchased	187,871
Transfer agency services payable	94,300
Trustees’ fees payable	47,335
Accrued expenses	76,760

Total Liabilities	3,182,694

Total Net Assets for 1,783,357,359 shares of beneficial interest outstanding	$1,783,357,359

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$17,834
Capital paid in excess of par value	1,783,339,525

Total Net Assets	$1,783,357,359

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

8

Citi Cash Reserves
S T A T E M E N T   O F   O P E R AT I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME:
Income from Liquid Reserves Portfolio	$18,377,883
Allocated net expenses from Liquid Reserves Portfolio	(872,743)

Total Investment Income		$17,505,140

EXPENSES:
Management fees (Note 3)	3,477,947
Distribution/Service fees (Note 3)	2,173,717
Transfer agency services	174,630
Shareholder communications	79,310
Trustees’ fees	37,687
Insurance fees	29,831
Legal fees	21,861
Custody and fund accounting fees	10,915
Blue Sky fees	10,499
Audit fees	5,892
Other	215

Total Expenses	6,022,504
Less: Management fee waived (Note 3)	(779,614)

Net Expenses		5,242,890

Net Investment Income		12,262,250
Net Realized Gain on Investments From Liquid Reserves Portfolio		766

Increase in Net Assets From Operations		$12,263,016

See Notes to Financial Statements.

9

Citi Cash Reserves
S T AT E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$12,262,250	$9,032,052
Net realized gain	766	159,911

Increase in Net Assets From Operations	12,263,016	9,191,963

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
Net investment income	(12,262,250)	(9,032,052)
Net realized gain	(766)	(159,911)

Decrease in Net Assets From Distributions
to Shareholders	(12,263,016)	(9,191,963)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 4):
Proceeds from sale of shares	1,328,683,337	2,237,744,930
Net asset value of shares issued for
reinvestment of distributions	2,486,996	1,887,105
Cost of shares repurchased	(1,306,157,084)	(2,480,551,716)

Increase (Decrease) in Net Assets From
Transactions in Shares of Beneficial Interest	25,013,249	(240,919,681)
NET ASSETS:
Beginning of period	1,758,344,110	1,999,263,791

End of period	$1,783,357,359	$1,758,344,110

See Notes to Financial Statements.

10

Citi Cash Reserves
F I N A N C I A L  H I G H L I G H T S

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

	2005	(1)	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income(2)	0.00700		0.00485	0.00778	0.01737	0.04958	0.05353
Distributions from net
investment income(2)	(0.00700)		(0.00485)	(0.00778)	(0.01737)	(0.04958)	(0.05353)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Total Return(3)	0.70	%‡	0.49%	0.79%	1.75%	5.07%	5.49%
Net Assets, End of
Period (000s)	$1,783,357		$1,758,344	$1,999,264	$2,402,802	$2,720,080	$2,553,409
Ratios to Average
Net Assets:
Expenses(4)(5)(6)	0.70	%†	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income(4)	1.40	%†	0.48%	0.80%	1.75%	4.93%	5.35%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Includes short-term capital gains.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past per-
formance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
(5)	The ratio of expenses to average net assets will not exceed 0.70% as a result of a voluntary expense limitation, which may be terminated at any time.
(6)	The Fund’s Manager and the Manager of Liquid Reserves Portfolio waived a portion of its manage-
ment fee for the six months ended February 28, 2005 and for the years ended August 31, 2004,
2003, 2002, 2001 and 2000, respectively. If such fees were not waived, the expense ratios would have been 0.86% (annualized), 0.85%, 0.85%, 0.88%, 0.95% and 0.93%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

11

Citi Cash Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Citi Cash Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (4.5% at February 28, 2005) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”). Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

  A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

  B. Investment Income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

  C. Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

  D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses are charged against and reduce the amount of the Fund’s investment in the Portfolio.

  E. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

12

Citi Cash Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (unaudited) (continued)

  F. Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifi-cations have no effect on net assets or net asset values per share.

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined once daily, as of 4:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the fund, if any, are declared at least annually.

3. Management Agreement and Other Transactions with Affiliates

The management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The management fees paid to the Manager, as compensation for overall investment management services amounted to $3,477,947, of which $779,614 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

The Fund adopted a Service Plan pursuant to Rule l2b-1 under the 1940 Act, as amended. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The distribution fees amounted to $2,173,717 for the six months ended February 28, 2005. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and

13

Citi Cash Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (unaudited) (continued)

shares repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

5. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plans are unfunded. Three former Trustees are currently receiving payments under the plan. In addition two other Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 and the related liability at February 28, 2005 was not material.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million

14

Citi Cash Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (unaudited) (continued)

(plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

15

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Principal
	Amount
Security	(000’s omitted)	Value

Asset-Backed Securities (a) (b) — 5.0%

Blue Heron Funding
Corp.:
I, 2.62% due 3/18/05	$ 500,000	$ 500,000,000
II, 2.63% due 3/18/05	200,000	200,000,000
IV, 2.63% due 3/21/05	355,000	355,000,000
VI, 2.63% due 3/21/05	438,750	438,750,000
Restructured Asset
Securitization,
2.60% due 3/22/05	500,000	500,000,000

	1,993,750,000

Certificates of Deposit (Domestic) — 0.6%

Wachovia Bank,
2.55% due 3/23/05	220,000	220,000,000

Certificates of Deposit (Yankee) — 20.5%

Barclays Bank PLC:
2.42% due 3/7/05	500,000	500,000,000
2.42% due 4/18/05	400,000	400,000,000
2.62% due 4/20/05	350,000	350,000,000
BNP Paribas:
2.45% due 3/10/05	499,000	499,000,000
2.92% due 8/8/05	750,000	750,000,000
Credit Suisse First
Boston USA:
2.55% due 3/2/05	100,000	100,000,025
2.55% due 3/4/05	450,000	450,000,000
2.58% due 3/21/05 (a) 400,000		400,000,000
2.86% due 5/23/05 (a) 110,000		110,015,588
Depfa Bank PLC:
2.44% due 3/7/05	235,000	235,000,000
2.44% due 3/14/05	250,000	250,000,000
2.70% due 5/3/05	450,000	450,000,000
Dexia Bank,
2.70% due 4/19/05	300,000	300,000,000
Kredietbank,
2.59% due 3/31/05	248,750	248,750,000
Nordea Bank Plc,
2.63% due 5/11/05	100,000	100,000,000
Svenska Handelsbanken,
2.59% due 3/31/05	483,750	483,750,000
Toronto Dominion
Bank:
2.42% due 3/3/05	155,000	154,999,985
2.42% due 3/7/05	248,750	248,750,000
2.45% due 3/11/05	198,000	198,000,000
2.44% due 3/16/05	250,000	250,000,000
UBS AG:
2.43% due 3/7/05	400,000	400,000,000
2.65% due 4/18/05	491,500	491,500,000
2.66% due 4/20/05	500,000	500,003,456
Unicredito Italiano SPA,
2.42% due 3/7/05	268,500	268,500,000

	8,138,269,054

Commercial Paper — 40.4%

Amstel Funding Corp.:
2.41% due 4/18/05	170,774	170,226,385
2.69% due 5/2/05	177,929	177,104,694
Aquinas Funding LLC,
2.88% due 8/3/05	185,740	183,436,824
Atomium Funding Corp.:
2.45% due 3/8/05	100,417	100,369,162
2.58% due 3/23/05	113,460	113,281,111
2.70% due 5/5/05	108,748	108,217,853
Banco Santander,
2.42% due 3/4/05	100,000	99,979,833
BankAmerica Corp.:
2.41% due 3/8/05	750,000	749,648,542
2.14% due 4/11/05	270,500	269,840,731
2.69% due 5/4/05	300,000	300,000,000
2.91% due 8/3/05	150,000	150,000,000
Barton Capital LLC,
2.89% due 8/1/05	130,751	129,145,051
Beethoven Funding
Corp.:
2.56% due 3/3/05	227,483	227,450,647
2.56% due 3/8/05	271,217	271,081,994
2.56% due 3/14/05	100,000	99,907,556
2.56% due 3/15/05	280,637	280,357,610
2.55% due 3/21/05	297,506	297,084,533
2.66% due 4/14/05	184,262	183,662,944
Chesham Finance LLC:
2.55% due 3/2/05	150,000	149,989,375
2.55% due 3/3/05	300,000	299,957,500
2.52% due 3/21/05	100,000	99,860,000
2.52% due 3/22/05	100,000	99,853,000
2.55% due 3/22/05	200,000	199,702,500
2.55% due 3/23/05	300,000	299,532,500
2.59% due 4/13/05	380,000	378,824,428
2.70% due 5/3/05	200,000	199,055,000
Cimarron CDO Ltd.,
2.57% due 3/17/05	203,752	203,519,270
Cobbler Funding Ltd.,
2.67% due 4/25/05	114,501	114,033,931
Concord Minutemen
Capital Co.:
2.55% due 3/10/05	114,291	114,218,139
2.59% due 3/18/05	177,000	176,783,519
Crown Point Capital
Co. LLC,
2.73% due 5/9/05	100,000	99,476,750
Curzon Funding LLC:
2.56% due 3/8/05	191,983	191,887,435
2.60% due 3/31/05	224,645	224,158,269
Galaxy Funding Inc.,
2.62% due 4/20/05	100,000	99,636,111
Georgetown Funding Co.:
2.60% due 3/23/05	245,097	244,707,568
2.62% due 3/31/05	500,000	498,908,333
2.64% due 4/5/05	350,000	349,101,667
2.65% due 4/6/05	250,000	249,337,500

16

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Paper — 40.4% (continued)

2.70% due 4/26/05	$ 138,416	$ 137,834,653
Giro Balanced
Funding Corp.,
2.56% due 3/21/05	400,785	400,214,995
Grampian Funding LLC:
2.58% due 4/14/05	209,000	208,340,953
2.63% due 4/27/05	385,000	383,396,796
Greyhawk Fund Corp.:
2.52% due 3/22/05	111,500	111,336,095
2.52% due 3/23/05	255,000	254,607,300
Hannover Funding
Co. LLC,
2.56% due 3/14/05	100,202	100,109,369
Landale Funding LLC:
2.55% due 3/15/05	101,240	101,139,604
2.75% due 5/16/05	274,500	272,906,375
Mica Funding LLC:
2.55% due 3/2/05	170,000	169,987,958
2.56% due 3/2/05	174,000	173,987,627
2.55% due 3/3/05	130,000	129,981,583
2.57% due 3/4/05	200,000	199,957,167
2.58% due 3/18/05	250,000	249,695,417
2.53% due 3/21/05	95,250	95,116,121
2.58% due 4/12/05	108,000	107,674,920
2.63% due 4/15/05	110,000	109,638,375
Moat Funding LLC,
2.500% due 3/24/05	100,000	99,840,278
Newport Funding Corp.,
2.43% due 3/16/05	150,000	149,848,125
Norddeutsche
Landesbank,
2.90% due 8/8/05	180,000	177,680,000
Nyala Funding LLC,
2.75% due 5/16/05	150,009	149,138,114
Paradigm Funding LLC,
2.54% due 3/18/05	118,800	118,657,506
Perry Global
Funding LLC:
2.44% due 3/4/05	271,408	271,352,814
2.65% due 4/14/05	233,811	233,053,712
Picaros Funding:
2.44% due 3/1/05	300,996	300,996,000
2.52% due 3/30/05	200,000	199,594,000
2.65% due 4/14/05	427,800	426,414,403
Polonius Inc.:
2.55% due 3/10/05	304,180	303,986,085
2.55% due 3/11/05	100,000	99,929,167
Regency Markets LLC:
2.55% due 3/4/05	200,000	199,957,500
2.90% due 6/20/05	131,149	129,976,309
Saint Germain Holdings,
2.56% due 3/16/05	100,000	99,893,333
Santander Central
Hispano,
2.89% due 8/5/05	200,000	197,479,278
Sierra Madre Funding
Ltd. Corp.,
2.48% due 3/1/05	243,750	243,750,000
Sigma Finance Inc.,
2.62% due 4/19/05	217,000	216,226,154
Solitaire Funding LLC:
2.58% due 3/29/05	196,000	195,606,693
2.63% due 4/12/05	100,988	100,678,135
Stadshypotek Delaware,
2.61% due 4/15/05	100,000	99,673,750
Thames Asset Global
Securitization,
2.55% due 3/21/05	304,805	304,373,193
Tulip Funding Corp.,
2.64% due 3/29/05	227,765	227,297,323
Victory Receivables
Corp.,
2.56% due 3/16/05	90,932	90,835,006

		16,045,500,451

Corporate Notes — 9.5%

Brahms Funding Corp.:
2.57% due 3/8/05	100,207	100,156,924
2.57% due 3/21/05	100,241	100,097,878
2.59% due 3/23/05	325,807	325,291,320
2.62% due 3/24/05	100,000	99,832,611
2.61% due 3/29/05	206,530	206,110,744
Fenway Funding LLC,
2.55% due 3/2/05	199,001	198,986,904
FC FLOR,
2.44% due 3/14/05	156,000	155,862,547
Harwood Street
Funding LLC:
2.55% due 3/21/05	131,389	131,202,866
2.58% due 3/22/05	132,674	132,474,326
Main Street
Warehouse LLC:
2.58% due 3/2/05	250,000	249,982,083
2.58% due 3/3/05	175,000	174,974,917
2.58% due 3/7/05	164,007	163,936,477
2.57% due 3/8/05	200,000	199,900,056
2.58% due 3/21/05	175,993	175,740,743
2.58% due 3/22/05	112,000	111,831,440
2.59% due 3/23/05	236,977	236,601,918
2.65% due 3/28/05	100,000	99,801,250
Mica Funding LLC:
2.57% due 3/4/05	161,000	160,965,519
2.58% due 3/8/05	100,300	100,249,683
2.59% due 3/21/05	126,625	126,442,801
Monument Gardens
Funding LLC:
2.46% due 3/1/05	103,580	103,580,000
2.66% due 4/25/05	100,000	99,593,611
2.79% due 5/18/05	100,000	99,395,500
Park Sienna LLC,
2.58% due 3/21/05	220,434	220,118,045

		3,773,130,163

17

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Security	(000’s omitted)	Value

Master Notes (a) — 2.4%

Morgan Stanley,
2.83% due 3/1/05	$ 950,000	$ 950,000,000

Medium Term Notes — 9.6%

Harrier Finance LLC,
2.56% due 3/15/05 (a)	135,000	134,970,280
K2 USA LLC,
2.54% due 3/15/05 (a	)350,000	349,907,115
Links Finance Corp.,
2.65% due
3/21/05 (a)(b)	200,000	199,946,575
Merrill Lynch & Co.,
2.62% due 3/4/05 (a)	385,000	385,000,000
Premier Asset
Collateralized Entity
LLC: (a)
2.57% due 3/1/05	100,000	99,994,396
2.60% due 3/29/05	100,000	99,995,446
Sigma Finance Inc.:
2.56% due
3/1/05 (a)(b)	300,000	299,965,479
2.56% due 3/1/05 (a)	200,000	199,976,131
2.54% due 3/15/05 (a)	300,000	299,935,055
2.55% due
3/15/05 (a) (b)	250,000	249,986,951
2.60% due 3/21/05 (a)	250,000	249,932,970
Stanfield Victoria
Funding LLC:
2.57% due 3/1/05 (a)	100,000	99,989,434
2.55% due 3/15/05 (a)	100,000	99,978,301
2.56% due 3/21/05 (a)	300,000	299,955,958
2.61% due 3/29/05 (a)	200,000	199,950,314
2.61% due
3/29/05 (a)(b)	97,000	96,977,193
2.54% due 4/1/05 (a)	100,000	99,979,458
2.63% due 4/25/05	120,000	119,517,833
Strategic Money Market
Trust, 2.55% due
4/10/05 (a)(b)	102,784	102,784,000
Tango Finance Corp.,
2.58% due 3/1/05 (a)	122,000	121,997,201

		3,810,740,090

Promissory Note (a) — 2.8%

Goldman Sachs Group
Inc.,
2.72% due 3/1/05	1,100,000	1,100,000,000

Time Deposits — 4.4%

National City Grand
Cayman,
2.51% due 3/1/05	435,027	435,027,000
State Street Cayman
Islands:
2.53% due 3/1/05	500,000	500,000,000
2.54% due 3/1/05	500,000	500,000,000
Svenska Handelsbanken
Grand Cayman,
2.52% due 3/1/05	300,000	300,000,000

		1,735,027,000

U.S. Government Agencies — 3.8%

Federal Home Loan Bank:
1.90% due 3/8/05	125,000	124,953,819
1.89% due 3/15/05	200,000	199,853,000
2.52% due 4/12/05	150,000	149,559,000
Federal National
Mortgage Association:
2.30% due 3/2/05	50,000	49,996,803
2.46% due 4/6/05 (a)	275,000	274,953,207
2.53% due 4/13/05	200,000	199,395,611
2.75% due 5/22/05(a)	290,000	289,786,277
1.75% due 5/23/05	100,000	100,000,000
3.00% due 8/24/05	136,338	134,368,370

		1,522,866,087

U.S. Government Securities — 1.8%

U.S.Treasury Bills:
2.76% due 8/18/05	250,000	246,741,667
2.77% due 8/18/05	50,000	49,346,917
2.83% due 8/25/05	83,000	81,845,124
2.92% due 9/1/05	350,000	344,842,071

		722,775,779

Total Investments,
at Amortized Cost 100.8%		40,012,058,624
Liabilities in Excess of
Other Assets	(0.8)%	(317,444,154)

Total Net Assets	100.0%	$39,694,614,470

(a)	The coupon rate listed for floating or adjustable rate securities represent the rate at period end.The due dates on these securities reflect the next interest rate date or, when applicable to the maturity date.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Financial Statements.

18

Liquid Reserves Portfolio
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investments at value (Note 1A)	$40,012,058,624
Cash	512
Interest receivable	31,603,846

Total Assets	40,043,662,982

LIABILITIES:
Payable for securities purchased	344,842,071
Management fee payable (Note 2)	2,413,325
Trustees’ fees payable	26,667
Accrued expenses and other liabilities	1,766,449

Total Liabilities	349,048,512

Total Net Assets	$39,694,614,470

REPRESENTED BY:
Capital paid in excess of par value	$39,694,614,470

S T A T E M E N T  O F  O P E R A T I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):		$409,797,681

EXPENSES:
Management fee (Note 2)	$29,160,092
Custody and fund accounting fees	3,871,502
Trustees’ fees	250,070
Legal fees	60,726
Audit fees	15,650
Shareholder communications	4,746
Other	20,920

Total Expenses	33,383,706
Less: Management fee waived (Note 2) and	(13,985,370)
Fees paid indirectly (Note 1D)	(5)

Net Expenses		19,398,331

Net Investment Income		390,399,350
Net Realized Gain on Investment		18,061

Increase in Net Assets From Operations		$390,417,411

See Notes to Financial Statements.

19

Liquid Reserves Portfolio
S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$390,399,350	$398,629,252
Net realized gain on investments	18,061	3,202,155

Increase in Net Assets From Operations	390,417,411	401,831,407

CAPITAL TRANSACTIONS:
Proceeds from contributions	42,330,668,686	86,116,419,663
Value of withdrawals	(40,613,114,389)	(88,378,702,148)

Increase (Decrease) in Net Assets From
Capital Transactions	1,717,554,297	(2,262,282,485)

Increase (Decrease) in Net Assets	2,107,971,708	(1,860,451,078)
NET ASSETS:
Beginning of period	37,586,642,762	39,447,093,840

End of period	$39,694,614,470	$37,586,642,762

See Notes to Financial Statements.

20

Liquid Reserves Portfolio
F I N A N C I A L  H I G H L I G H T S

	2005(1)		2004	2003	2002	2001	2000

Total Return(2)	1.00	%‡	1.09%	1.49%	2.36%	N/A	N/A
Net assets End of
Period (000s)	$39,694,614		$37,586,643	$39,447,094	$45,006,873	$32,073,343	$14,392,341
Ratios to Average
Net Assets:
Expenses(3)(4)	0.10	%†	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment
income	2.01	%†	1.09%	1.39%	2.29%	5.27%	5.93%

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(3)	The ratio of expenses to average net assets will not exceed 0.10% as a result of a voluntary expense limitation, which may be terminated at any time.

(4)	The Portfolio’s Manager waived a portion of its management fee for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002, 2001 and 2000, respectively. If such fees were not waived, the expense ratios would have been 0.17% (annualized), 0.17%, 0.17%, 0.19%, 0.22% and 0.22%, respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

21

Liquid Reserves Portfolio
N O T E S  T O  F I N A N C I A L  S T A T E M E N T S  (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio formerly known as Cash Reserves Portfolio, (the “Portfolio”), is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. At August 31, 2004, all investors in the Portfolio were funds advised by the Manager and or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

    A. Investment Valuation Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

    B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

    C. Income Taxes The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

    D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

    E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

22

Liquid Reserves Portfolio
N O T E S  T O  F I N A N C I A L  S T A T E M E N T S  (unaudited) (continued)

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $29,160,092 of which $13,985,370 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, maturities and sales of money market instruments aggregated $424,718,141,109 and $422,501,824,308, respectively, for the six months ended February 28, 2005.

4. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective Decem-ber 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 and the related liability at February 28, 2005 was not material.

23

Liquid Reserves Portfolio
N O T E S  T O  F I N A N C I A L  S T A T E M E N T S  (unaudited) (continued)

5. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

24

INVESTMENT MANAGER	TRUSTEES
(OF LIQUID RESERVES	Elliott J. Berv
PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
Chairman
DISTRIBUTOR	Stephen Randolph Gross
Citigroup Global Markets Inc.	Diana R. Harrington
Susan B. Kerley
TRANSFER AGENT	Alan G. Merten
Citicorp Trust Bank, fsb.	R. Richardson Pettit
125 Broad Street, 11th Floor
New York, NY 10004	OFFICERS*
R. Jay Gerken, CFA
SUB-TRANSFER AGENT	President and
PFPC Inc.	Chief Executive Officer
P.O. Box 9699
Providence, RI 02940-9699	Andrew B. Shoup
Senior Vice President and
SUB-TRANSFER AGENT	Chief Administrative Officer
AND CUSTODIAN
State Street Bank and Trust Company	Frances M. Guggino
225 Franklin Street	Chief Financial Officer
Boston, MA 02110	and Treasurer

INDEPENDENT REGISTERED	Andrew Beagley
PUBLIC ACCOUNTING FIRM	Chief Compliance Officer
PricewaterhouseCoopers LLP	and Chief Anti-Money
300 Madison Avenue	Laundering Compliance
New York, NY 10017	Officer

LEGAL COUNSEL	Wendy S. Setnicka
Bingham McCutchen LLP	Controller
150 Federal Street
Boston, MA 02110	Robert I. Frenkel
Secretary and
Chief Legal Officer

*Affiliated Person of Investment Manager

CitiFunds Trust III

CitiSM Cash Reserves

The fund is a separate investment fund of CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies related to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Cash Reserves.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/RCR/205
05-8131

Semi-Annual Report

CitiSM U.S. Treasury Reserves February 28 , 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E   O F   C O N T E N T S

Letter from the Chairman	1

Fund Facts	4

Portfolio at a Glance - U.S. Treasury Reserves Portfolio	5

Fund Expenses	6

Citi U.S. Treasury Reserves
Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

U.S. Treasury Reserves Portfolio
Schedule of Investments	16

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	20

Notes to Financial Statements	21

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for these money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the federal funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for CitiSM U.S. Treasury Reserves was 1.61% and its seven-day effective yield, which reflects compounding, was 1.62% .1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.40% and the seven-day effective yield would have been 1.41% .

1	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

1

CITISM U.S. TREASURY RESERVES YIELDS AS OF FEBRUARY 28, 2005 (unaudited)

Seven-Day Current Yield[2]	1.61%
Seven-Day Effective Yield[2]	1.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time.Absent these reimbursements or waivers, the seven-day current yield would have been 1.40% and the seven-day effective yield would have been 1.41% .

An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

2	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annual- ized, the income earned by an investment in the fund is assumed to be reinvested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

3

F U N D   F A C T S

Fund Objective

To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
May 3, 1991	• iMoneyNet, Inc. 100% U.S.
Treasury Rated Money Market
Net Assets as of 2/28/05	Funds Average
$239.2 million

*	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

4

U . S .   T R E A S U R Y   R E S E R V E S   P O R T F O L I O

PORTFOLIO AT A GLANCE (unaudited)

Investment Breakdown

5

F U N D   E X P E N S E S (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi U.S. Treasury Reserves	0.57%	$1,000.00	$1,005.70	0.70%	$3.48

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers. Past performance is no guarantee of future results. In the absence of fee waivers, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365.

6

F U N D   E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi U.S. Treasury Reserves	5.00%	$1,000.00	$1,021.32	0.70	$3.51

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365.

7

Citi U.S. Treasury Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$239,939,955
Receivable for shares of beneficial interest sold	25,844
Prepaid expenses	7,040

Total Assets	239,972,839

LIABILITIES:
Dividends payable	385,857
Payable for shares of beneficial interest repurchased	142,362
Management fees payable (Note 3)	75,700
Distribution/Service fees payable (Note 3)	71,271
Transfer agency fees payable (Note 1)	16,500
Trustees’ fees payable	10,296
Accrued expenses	65,744

Total Liabilities	767,730

Total Net Assets for 239,204,307 Class N shares of beneficial interest outstanding	$239,205,109

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$ 2,392
Capital paid in excess of par value	$239,201,915
Accumulated net gain from investment transactions	802

Total Net Assets	239,205,109

Net Asset Value, Offering Price, and Redemption Price Per Share	1.00

See Notes to Financial Statements.

8

Citi U.S. Treasury Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (Note 1):
Income from U.S.Treasury Reserves Portfolio)	$2,674,858
Allocated net expenses from U.S.Treasury Reserves Portfolio	(143,539)

Total Investment Income		$2,531,319

EXPENSES:
Management fees (Note 3)	576,931
Distribution/Service fees (Note 3)	360,582
Shareholder communications	42,203
Transfer agency services (Note 1)	32,017
Legal fees	10,731
Blue Sky fees	10,356
Custody and fund accounting fees	7,332
Audit fees	7,000
Trustees’ fees	4,219
Other	15,767

Total Expenses	1,067,138
Less: Management fee waiver (Note 3)	(202,087)

Net Expenses		865,051

Net Investment Income		1,666,268
Net Realized Gain on Investments From
U.S.Treasury Reserves Portfolio		5,907

Increase in Net Assets From Operations		$1,672,175

See Notes to Financial Statements.

9

Citi U.S. Treasury Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and theYear Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$1,666,268	$878,178
Net realized gain	5,907	33,110

Increase in Net Assets From Operations	1,672,175	911,288

DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTE 2):
Net investment income	(1,666,268)	(878,178)
Net realized gain	(5,210)	(33,058)

Decrease in Net Assets From Distribution
to Shareholders	(1,671,478)	(911,236)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 4):
Net proceeds from sale of shares	1,185,468,590	974,193,167
Net asset value of shares issued for
reinvestment of distributions	281,417	178,577
Cost of shares repurchased	(1,279,627,613)	(952,847,060)

Increase (Decrease) in Net Assets From
Transactions in Shares of Beneficial Interest	(93,877,606)	21,524,684

Increase (Decrease) in Net Assets	(93,876,909)	21,524,736

NET ASSETS:
Beginning of period	333,082,018	311,557,282

End of period	$239,205,109	$333,082,018

See Notes to Financial Statements.

10

Citi U.S. Treasury Reserves
F I N A N C I A L   H I G H L I G H T S (unaudited)

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

CLASS N	2005 (1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income and
net realized gain	0.00568		0.00321	0.00624	0.01438	0.04529	0.04797
Distributions from net
investment income and
net realized gain	(0.00568)		(0.00321)	(0.00624)	(0.01438)	(0.04529)	(0.04797)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Total Return(2)	0.57	%‡	0.32%	0.63%	1.45%	4.62%	4.90%
Net Assets, End of Period
(000s)	$239,205		$333,082	$311,557	$396,382	$348,313	$288,447
Ratios to Average
Net Assets:
Expenses(3)(4)(5)	0.70	%†	0.70%	0.68%	0.70%	0.70%	0.70%
Net Investment Income(3)	1.16	%†	0.31%	0.64%	1.41%	4.50%	4.76%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.
(3)	Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
(4)	The ratio of expenses to average net assets will not exceed 0.70% as a result of a voluntary expense limitation, which may be terminated at any time.
(5)	The Fund’s Manager and the Manager of U.S.Treasury Reserves Portfolio voluntarily waived a por-
tion of its fees for the six months ended February 28, 2005 and for the years ended August 31, 2004,
2003, 2002, 2001 and 2000. If such fees were not voluntarily waived, the expense ratios would have been 0.92% (annualized), 0.91%, 0.90%, 0.92%, 1.01% and 0.97%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

11

Citi U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Citi U.S. Treasury Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (16.7% at February 28, 2005) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

  A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

  B. Investment Income. The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

  C. Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of their taxable income and net realized gains of investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

  D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

  E. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

12

Citi U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent), on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually.

3. Management Agreement and Other Transactions with Affiliates

The management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $576,931, of which $202,087 was voluntarily waived for the six months ended February 28, 2005. The Manager also serves as the Manager of the Portfolio and receives management fees, before any waivers, at an annual rate of 0.15% of the Portfolio’s average daily net assets. Such waiver is voluntary and may be terminated at any time at the discretion of the manager.

The Trust pays no compensation directly to any Trustee or any officer who is affili-ated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

During the six months ended February 28, 2005, Citigroup, or affiliated entities, held shares of the Fund in non-discretionary, nominee accounts on behalf of certain non-affiliated investors.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $360,582 for the six months ended February 28, 2005. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

13

Citi U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amount shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

5. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was $1,090.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

14

Citi U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

15

U.S. Treasury Reserves Portfolio
S C H E D U L E   O F   I N V E S T M E N T S  February 28, 2005 (unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 100.0%

United States Treasury Bill:
due 3/3/05	$104,809	$ 104,796,903
due 3/10/05	133,770	133,696,450
due 3/17/05	108,000	107,898,751
due 3/24/05	191,403	191,138,460
due 3/31/05	220,851	220,439,495
due 4/7/05	150,000	149,649,528
due 4/14/05	135,133	134,755,332
due 4/21/05	150,000	149,493,188
due 4/28/05	50,000	49,805,861
due 5/5/05	25,000	24,900,920
due 5/26/05	50,000	49,683,472
due 6/23/05	50,000	49,602,583
due 8/11/05	25,000	24,694,092
due 8/18/05	50,000	49,348,333

Total Investments,
at Amortized
Cost	100.0%	1,439,903,368
Liabilities in Excess
of Other Assets	0.0%	(285,490)

Total Net Assets	100.0%	$1,439,617,878

See Notes to Financial Statements.

16

U.S. Treasury Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investments, at amortized cost and value (Note 1A)	$1,439,903,368
Cash	353

Total Assets	1,439,903,721

LIABILITIES:
Management fees payable (Note 2)	124,387
Trustees’ fees payable	14,556
Accrued expenses	146,900

Total Liabilities	285,843

Total Net Assets	1,439,617,878

REPRESENTED BY:
Capital paid in excess of par value	$1,439,617,878

See Notes to Financial Statements.

17

U.S. Treasury Reserves Portfolio
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME		$19,683,853

EXPENSES:
Management fees (Note 2)	$1,575,494
Custody and fund accounting fees	174,067
Legal fees	31,116
Trustees’ fees	17,221
Audit fees	10,100
Other	37,437

Total Expenses	1,845,435
Less: Management fee waiver (Note 2)	(800,347)
Fees paid indirectly (Note 1D)	(513)

Net Expenses		1,044,575

Net Investment Income		18,639,278
Net Realized Gain on Investments		43,160

Increase in Net Assets from Operations		18,682,438

See Notes to Financial Statements.

18

U.S. Treasury Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$18,639,278	$14,355,012
Net realized gain	43,160	184,470

Increase Net Assets From Operations	18,682,438	14,539,482

CAPITAL TRANSACTIONS:
Proceeds from contributions	4,523,358,204	5,330,944,721
Value of withdrawals	(4,665,134,170	(5,241,122,172)

Increase (Decrease) in Net Assets From
Capital Transactions	(141,775,966)	89,822,549

Increase (Decrease) in Net Assets	(123,093,528)	104,362,031

NET ASSETS:
Beginning of period	1,562,711,406	1,458,349,375

End of period	$1,439,617,878	$1,562,711,406

See Notes to Financial Statements.

19

U.S. Treasury Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S (unaudited)

	2005	(1)	2004	2003	2002	2001	2000

Total Return(2)	0.87	%‡	0.92%	1.20%	2.06%	5.24%	5.53%

Net Assets,
End of Period
(000s)	1,439,618		$1,562,711	$1,458,349	$1,953,165	$1,387,171	$1,324,688

Ratios to Average
Net Assets:
Expenses(3)(4)	0.10	%†	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.77	%†	0.91%	1.22%	2.00%	5.13%	5.41%

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	Performance figures may reflect fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(3)	The ratio of expenses to average net assets will not exceed 0.10% as a result of a voluntary expense limitation, which may be terminated at any time.

(4)	The Portfolio’s Manager voluntarily waived a portion of its management fee for the six months ended February 28, 2005, and for the years ended August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived, the expense ratios would have been 0.18% (annualized), 0.18%, 0.18%, 0.20%, 0.23% and 0.23% respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

20

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue ben-eficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

  A. Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

  B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

  C. IncomeTaxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so that an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

  D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

  E. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

21

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $1,575,494 of which $800,347 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, maturities and sales of U.S. Treasury obligations, aggregated $14,224,712,108 and $14,365,449,261, respectively, for the six months ended February 28, 2005.

4. Federal Income Tax Basis of Investment Securities

The Tax Cost of investment securities owned at February 28, 2005, for federal income tax purposes, amounted to $1,439,903,368.

5. Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement ben-efit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2005, was $3,197.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an

22

U.S. Treasury Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Portfolio did not implement the contractual arrangement described above and will not receive any payments.

23

This page intentionally left blank.

INVESTMENT MANAGER	TRUSTEES
(OF U.S.TREASURY RESERVES	Elliott J. Berv
PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
Chairman
DISTRIBUTOR	Stephen Randolph Gross
Citigroup Global Markets Inc.	Diana R. Harrington
Susan B. Kerley
TRANSFER AGENT	Alan G. Merten
Citicorp Trust Bank, fsb.	R. Richardson Pettit
125 Broad Street, 11th Floor
New York, NY 10004	OFFICERS*
R. Jay Gerken, CFA
SUB-TRANSFER AGENT	President and
PFPC Inc.	Chief Executive Officer
P.O. Box 9699
Providence, RI 02940-9699	Andrew B. Shoup
Senior Vice President and
SUB-TRANSFER AGENT AND	Chief Administrative Officer
CUSTODIAN
State Street Bank and Trust Company	Frances M. Guggino
225 Franklin Street	Chief Financial Officer
Boston, MA 02110	and Treasurer

INDEPENDENT REGISTERED	Andrew Beagley
PUBLIC ACCOUNTING FIRM	Chief Anti-Money Laundering
KPMG LLP	Compliance Officer and
757 Third Ave	Chief Compliance Officer
New York, NY 10017
Wendy Setnicka
LEGAL COUNSEL	Controller
Bingham McCutchen LLP
150 Federal Street	Robert I. Frenkel
Boston, MA 02110	Secretary and Chief Legal Officer

* Affiliated Person of Investment Manager

CitiFunds Trust III

CitiSM U.S. Treasury Reserves

The fund is a separate investment fund of CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’S website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi U.S. Treasury Reserves.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/RUS/205
05-8209

Semi-Annual Report

CitiSM Tax Free Reserves February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E   O F   C O N T E N T S

Letter from the Chairman	1

Fund Facts	4

Portfolio at a Glance – Tax Free Reserves Portfolio	5

Fund Expenses	6

Citi Tax Free Reserves
Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Tax Free Reserves Portfolio
Schedule of Investments	16

Statement of Assets and Liabilities	24

Statement of Operations	25

Statements of Changes in Net Assets	26

Financial Highlights	27

Notes to Financial Statements	28

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, Septem-ber, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at their March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for these money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the federal funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for Class N shares of the CitiSM Tax Free Reserves was 1.23% and its seven-day effective yield, which reflects compounding, was 1.24% .1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.04% and the seven-day effective yield would have been 1.05% .

1	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

CITISM TAX FREE RESERVES
YIELDS AS OF FEBRUARY 28, 2005
(unaudited)
Seven-day current yield[2]	1.23%

Seven-day effective yield[2]	1.24%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.04% and the seven-day effective yield would have been 1.05% .

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

2	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote eco- nomic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

F U N D   F A C T S

Fund Objective

To provide its shareholders with high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
August 31, 1984	Distributed annually, if any

Net Assets as of 2/28/05	Benchmark**
$483.4 million	• iMoneyNet, Inc. General
Purpose Tax Free Money
Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

T A X   F R E E   R E S E R V E S   P O R T F O L I O

Portfolio at a Glance (unaudited)

Investment Breakdown

F U N D   E X P E N S E S (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi Tax Free Reserves	0.49%	$1,000.00	$1,004.90	0.65%	$3.23

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

F U N D   E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi Tax Free Reserves	5.00%	$1,000.00	$1,021.57	0.65%	$3.26

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Citi Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1A)	$484,328,424
Receivable for shares of beneficial interest sold	227,075
Prepaid expenses	15,963

Total Assets	484,571,462

LIABILITIES:
Payable for shares of beneficial interest repurchased	577,511
Dividends payable	380,551
Distribution/Service fees payable (Note 3)	91,331
Management fee payable (Note 3)	78,794
Transfer agency services payable	18,300
Trustees’ fee payable	4,802
Accrued expenses and other liabilities	60,301

Total Liabilities	1,211,590

Total Net Assets for 483,439,235 Class N shares of beneficial interest outstanding	$483,359,872

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$4,834
Capital paid in excess of par value	483,434,401
Accumulated net realized loss from investment transactions	(79,363)

Total Net Assets	$483,359,872

Net Asset Value, Offering Price and Redemption Price Per Share	1.00

See Notes to Financial Statements.

Citi Tax Free Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME:
Income from Tax Free Reserves Portfolio	$3,683,415
Allocated net expenses from Tax Free Reserves Portfolio	(336,591)

Total Investment Income		$3,346,824

EXPENSES:
Management fee (Note 3)	672,456
Distribution/Service fees (Note 3)	560,380
Transfer agency services	37,740
Shareholder communications	32,723
Legal fees	12,819
Custody and fund accounting fees	9,132
Blue Sky fees	7,890
Audit fees	7,633
Registration	5,300
Trustees’ fees	4,032
Other	16,739

Total Expenses	1,366,844
Less: Management fee waived (Note 3)	(245,927)

Net Expenses		1,120,917

Net Investment Income		2,225,907
Net Realized Loss on Investments From Tax Free Reserves Portfolio		(42,819)

Increase in Net Assets From Operations		$2,183,088

See Notes to Financial Statements.

Citi Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$2,225,907	$2,015,706
Net realized loss	(42,819)	(16,137)

Increase in Net Assets From Operations	2,183,088	1,999,569

DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTE 2):
Net investment income	(2,225,907)	(2,015,706)

Decrease in Net Assets From Distribution
to Shareholders	(2,225,907)	(2,015,706)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 4):
Proceeds from sale of shares	428,788,898	571,579,205
Net asset value of shares issued for
reinvestment of distributions	265,176	206,853
Cost of shares repurchased	(409,466,450)	(641,937,997)

Increase (Decrease) in Net Assets From
Transactions in Shares of Beneficial Interest	19,587,624	(70,151,939)

Increase (Decrease) in Net Assets	19,544,805	(70,168,076)
NET ASSETS:
Beginning of period	463,815,067	533,983,143

End of period	$483,359,872	$463,815,067

See Notes to Financial Statements.

Citi Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

				Class N Shares

	2005 (1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income
and net realized gains	0.00492		0.00408	0.00665	0.01207	0.03010	0.03279
Distributions from net
investment income and
net realized gains	(0.00492)		(0.00408)	(0.00665)	(0.01207)	(0.03010)	(0.03279)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Total Return(2)	0.49	%‡	0.41%	0.67%	1.21%	3.05%	3.33%
Net Assets, End of
Period (000s)	$483,360		$463,815	$533,983	$551,344	$517,969	$497,567
Ratios to Average
Net Assets:
Expenses(3)(4)(5)	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income(3)	0.99	%†	0.41%	0.65%	1.19%	3.00%	3.27%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)
Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no gurantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.
(4)	The ratio of expenses to average net assets will not exceed 0.65% as a result of a voluntary expense limitation, which may be discontinued at any time.
(5)
The Fund’s Manager and Manager of Tax Free Reserves Portfolio voluntarily waived a portion of its fees for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived and/or reimbursed, the expense ratios would have been 0.84% (annualized), 0.84%, 0.84%, 0.86%, 0.97% and 0.91% respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Citi Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 29.0% at February 28, 2005) in the net assets of the Portfolio. Citi-group Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP)”. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

  A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

  B. Investment Income. The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

  C. Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

  D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

  E. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interest, among the Fund and other investors in the Portfolio at the time of such determination.

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

  F. Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually.

3. Management Agreement and Other Transactions with Affiliates

The management fees are computed at an annual amount of 0.30% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $672,456, of which $245,927 was voluntarily waived for the six months ended Feb-ruary 28, 2005. The Manager serves as the Manager for the Portfolio, and receives management fees, before any waivers, at an annual rate of 0.20% of the Portfolio’s average daily net assets. Such waivers are voluntary and may be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $560,380 for the six months ended February 28, 2005. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

5. Capital Loss Carryforward

On August 31, 2004, the Fund had for federal income tax purposes, a capital loss carryforward of approximately $20,600, of which $5,702 expires on August 31, 2011 and $14,898 expires on August 31, 2012. This amount will be available to offset any future taxable capital gains.

6. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees elected to receive a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was $1,084.

7. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual & Semi-Annual Tender Revenue
Bonds & Notes (Puts) — 6.9%

Allegheny County,
Pennsylvania, Hospital
Development Authority
Revenue, LOC-PNC
Bank N.A.,
1.75% due 5/1/05†	$ 6,740	$ 6,741,666
Arizona School Facilities
Board Revenue,
AMBAC-Insured,
6.00% due 7/1/05	13,740	13,929,355
California Infrastructure &
Economic Development
Bank Revenue,
2.25% due 2/2/06†	10,000	10,000,000
Detroit, Michigan, Sewer
Disposal Revenue,
FGIC-Insured,
1.55% due 8/4/05†	17,000	17,000,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
1.73% due 7/5/05†	10,000	10,000,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
2.14% due 8/15/05	10,000	10,000,000
Metropolitan Government,
Nashville and Davidson
County,Tennessee
Health Educational
Facility Board,
1.65% due 8/3/05†	6,000	6,000,000
Montana State Revenue,
2.60% due 3/1/05†	18,500	18,500,000
Plaquemines, Louisiana,
Port Harbor & Terminal
Facilities Revenue,
1.75% due 9/1/05†	6,000	6,005,959
Washington County,
Oregon, School District,
Number 48J Beaverton,
FSA-Insured:
Series A,
3.00% due 6/1/05	2,000	2,006,008
Series B,
3.00% due 6/1/05	7,050	7,073,035
Washington County,
Pennsylvania, Hospital
Authority Revenue,
AMBAC-Insured,
2.25% due 7/1/05†	8,835	$8,851,018

		116,107,041

Bond, Revenue,Tax,Tax & Revenue
Anticipation Notes & Cash Anticipation
Certificate — 7.8%

Bernalillo County,
New Mexico,TRAN’s,
3.50% due 12/13/05	25,000	25,267,486
California State, RAN’s:
Series A,
3.00% due 6/30/05	11,375	11,410,381
Series C,
5.00% due 6/30/05	10,000	10,099,450
Hudson, Massachusetts,
BAN’s,
2.00% due 5/13/05	20,000	20,029,601
Maine State, BANs,
3.00% due 6/23/05	20,840	20,925,032
New Jersey State,TAN’s,
3.00% due 6/24/05	1,170	1,173,806
Philadelphia, Pennsylvania,
School District, TRAN’s,
3.00% due 6/30/05	7,500	7,534,005
Sacramento County,
California, TRAN’s,
3.00% due 7/11/05	10,000	10,048,013
Saint Louis, Missouri,
General Fund Revenue,
TRAN’s,
3.00% due 6/28/05	5,000	5,022,452
Texas State,TRAN’s,
3.00% due 8/31/05	10,000	10,047,374
Trenton, NJ, BAN’s:
3.25% due 12/16/05	8,235	8,295,718
3.25% due 12/16/05	1,105	1,113,147

		130,966,465

General Obligation Bonds &
Notes — 3.9%

Hawaii State, FSA-Insured,
5.50% due 1/1/06	7,415	7,622,459
Jersey City, NJ,
3.25% due 2/24/06	7,640	7,698,786
Minneapolis, Minnesota,
Special School
District No. 001,
6.00% due 8/11/05	35,000	35,633,786

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds &
Notes — 3.9% (cont’d.)

Nevada State,
6.00% due 8/1/05	$ 14,125	$ 14,366,827

		65,321,858

Variable Rate Demand Notes (a) — 81.5%

ABN-Amro Munitops
Certificates Trust:
1998-2001,
MBIA-Insured,
1.91% due 3/2/05	10,000	10,000,000
1998-2003,
FGIC-Insured
1.91% due 3/2/05	6,000	6,000,000
1999-2012,
MBIA-Insured,
1.91% due 3/2/05	5,000	5,000,000
2000-2011,
PSF-Insured,
1.96% due 3/2/05	4,000	4,000,000
2001-2030,
MBIA-Insured,
1.91% due 3/2/05	4,965	4,965,000
2002-2004,
FSA-Insured,
1.91% due 3/2/05	15,000	15,000,000
2003-2025,
AMBAC-Insured,
1.91% due 3/2/05	8,590	8,590,000
FSA-Insured,
1.97% due
3/2/05 (b)	9,000	9,000,000
Akron Bath Copley, Ohio,
Hospital District
Revenue, LOC-Bank
One N.A.,
1.89% due 3/3/05	15,000	15,000,000
Alachua County, Florida,
Continuing Care Health
Facilities Authority,
LOC-BNP Paribas,
1.80% due 3/2/05	7,700	7,700,000
Alaska State Housing
Finance Corp., LIQ
FAC-Bank of America,
2.01% due 3/3/05 (b)	10,265	10,265,000
Arapahoe County,
Colorado, Water &
Wastewater Revenue,
MBIA-Insured,
1.90% due 3/3/05	4,720	4,720,000
Arkansas State, Finance
Development Authority,
Solid Waste
Dispense Revenue,
LOC-Fleet National Bank,
1.90% due 3/3/05 (b)	1,200	1,200,000
Atlanta, Georgia,
Airport Revenue:
Refunded C-3,
MBIA-Insured,
1.86% due 3/3/05	13,000	13,000,000
Series Refunded B-3,
MBIA-Insured,
1.86% due 3/3/05	7,500	7,500,000
Series Refunded C-1,
MBIA-Insured,
1.86% due 3/3/05	15,000	15,000,000
Atlanta, Georgia, Water &
Wastewater Revenue,
MBIA-Insured,
1.91% due 3/2/05	6,000	6,000,000
Austin,Texas, Water &
Wastewater Revenue,
FSA-Insured,
1.85% due 3/3/05	5,285	5,285,000
Brazos River Authority,
Texas Pollution Control
Revenue, LOC-Wachovia
Bank N.A.,
1.92% due 3/2/05 (b)	12,250	12,250,000
Brevard County, Florida,
Health Facilities Authority,
Healthcare Facilities
Revenue,
LOC-Suntrust Bank,
1.83% due 3/2/05	16,915	16,915,000
Calcasieu Parish, Louisiana,
Industrial Development
Board, LOC-Chase
Manhattan Bank,
1.92% due 3/2/05 (b)	3,400	3,400,000
California, Educational
Facilities Authority
Revenue,
1.72% due 3/2/05	5,200	5,200,000
California, Housing Finance
Revenue Agency
Revenue:
FSA-Insured,
1.90% due 3/2/05 (b)	11,710	11,710,000
SPA-Dexia Credit
Local,
1.95% due 4/5/05 (b)	15,000	15,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

California, Pollution
Control Financing
Authority, Solid Waste
Dispense Revenue,
1.87% due 3/2/05 (b)	$ 25,000	$ 25,000,000
California State:
Department of Water
Reserves, Power Supply
Revenue, SPA-Merrill
Lynch,
1.88% due 3/3/05	2,250	2,250,000
MBIA-Insured,
1.88% due 3/3/05	3,000	3,000,000
California, Statewide
Communities
Development Authority
Multi-Family Revenue,
LIQ FAC-Freddie Mac,
1.88% due 3/3/05 (b)	5,800	5,800,000
Charleston, South Carolina,
Waterworks and Sewer
Revenue, SPA-Bank of
America N.A.,
1.89% due 3/3/05	8,000	8,000,000
Chicago, Illinois:
FGIC-Insured,
2.11% due 3/3/05	29,996	29,996,000
Multi-Family Housing
Revenue,
FNMA-Collateralized,
1.91% due 3/3/05 (b)	12,000	12,000,000
O’Hare International
Airport Revenue:
Put-980,
AMBAC-Insured,
1.95% due 3/3/05 (b)	1,330	1,330,000
Put-1002,
1.95% due 3/3/05	17,150	17,150,000
Cincinnati, Ohio, City
School District,
FSA-Insured,
1.88% due 3/3/05	3,840	3,840,000
Cleveland Cuyahoga
County, Ohio,
LOC-Fifth Third Bank,
1.87% due 3/2/05	9,220	9,220,000
Collier County, Florida,
School Board, Certificate
of Participation,
FSA-Insured,
1.89% due 3/3/05	2,340	2,340,000
Colorado Springs,
Colorado, Utilities
Revenue, SPA-Dexia
Credit Local,
1.83% due 3/3/05	36,300	36,300,000
Connecticut State:
Health & Educational
Facilities Authority
Revenue,
1.74% due 3/2/05	50,000	50,000,000
Put 1588,
FSA-Insured,
1.87% due 3/3/05	3,240	3,240,000
Put 2223,
MBIA-Insured,
1.87% due 3/3/05	3,000	3,000,000
Detroit, Michigan, City
School District,
FGIC-Insured,
1.90% due 3/3/05	1,745	1,745,000
District of Columbia
Revenue, LOC-Bank
of America N.A.:
1.87% due 3/3/05	12,500	12,500,000
1.92% due 3/3/05	2,645	2,645,000
Du Page County, Illinois,
LOC-Lasalle Bank N.A.,
1.88% due 3/3/05	9,700	9,700,000
Everett, Washington,
LOC-Bank of
America N.A.,
1.92% due 3/3/05	2,600	2,600,000
Forsyth County, Georgia,
Development Authority
Revenue, LOC-Suntrust
Bank,
1.87% due 3/2/05	5,000	5,000,000
Franklin County, Ohio,
Hospital Revenue:
AMBAC-Insured,
1.87% due 3/3/05	20,000	20,000,000
Refunded,
AMBAC-Insured,
1.87% due 3/3/05	20,465	20,465,000
Fulton County, Georgia,
Development Authority
Revenue,
LOC-Suntrust Bank,
1.87% due 3/2/05	2,000	2,000,000
Georgia Municipal Gas
Authority,
1.87% due 3/2/05	13,475	13,475,000
Golden State Tobacco
Securitization,
FGIC-Insured,
1.88% due 3/3/05	6,000	6,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

Greeneville,Tennessee,
Health & Educational
Facilities Board Revenue,
LOC-Suntrust Bank,
1.87% due 3/2/05	$ 30,000	$ 30,000,000
Gulf Coast Industrial
Development Authority,
Texas Environmental
Facilities Revenue,
LOC-West LB AG,
1.86% due 3/2/05 (b)	4,300	4,300,000
Gulf Coast Waste Disposal
Authority,Texas Pollution
Control Revenue,
1.87% due 3/2/05 (b)	4,300	4,300,000
Gwinnett County, Georgia:
Hospital Authority
Revenue, LOC-Suntrust
Bank,
1.87% due 3/2/05	10,000	10,000,000
Industrial Development
Revenue, LOC-Suntrust
Bank,
1.87% due 3/2/05	10,000	10,000,000
Hills, Iowa, Healthcare
Revenue, LOC-U.S.
Bank N.A.,
1.80% due 3/2/05	1,200	1,200,000
Hillsborough County,
Florida, School Board,
MBIA-Insured,
2.01% due 3/3/05	7,000	7,000,000
Howard County,
Maryland,
1.93% due 1/21/05	25,000	25,000,000
Illinois Housing
Development
Authority Revenue,
SPA-Federal Home
Loan Bank,
1.96% due 3/2/05 (b)	7,000	7,000,000
Illinois Housing
Development
Authority Multi-Family
Revenue, LOC-Federal
Home Loan Bank,
1.95% due 3/3/05 (b)	1,000	1,000,000
Illinois State,
FGIC-Insured,
1.90% due 3/3/05	10,335	10,335,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
LOC-U.S. Bank NA,
1.85% due 3/2/05	3,100	3,100,000
Indiana State
Development Finance
Authority, Environmental
Revenue, LOC-Barclays
Bank PLC,
1.90% due 3/2/05 (b)	11,000	11,000,000
Jacksonville, Florida,
Health Facilities
Authority Hospital
Revenue, LOC-Bank
of America N.A.,
1.83% due 3/3/05	10,400	10,400,000
Kentucky, Housing Corp.,
Housing Revenue,
1.90% due 3/2/05 (b)	3,400	3,400,000
Lacey, New Jersey,
Municipal Utilities
Authority, Water
Revenue, FGIC-Insured,
1.88% due 3/3/05	1,580	1,580,000
Los Angeles, California:
Union School District,
FSA-Insured,
1.88% due 3/3/05	2,895	2,895,000
Water & Power Revenue,
SPA-JP Morgan Chase,
1.85% due 3/3/05	5,200	5,200,000
Maine Health and Higher
Educational Facilities,
AMBAC-Insured,
1.87% due 3/2/05	2,460	2,460,000
Maine State Housing
Authority Mortgage
Purchase, LIQ FAC-JP
Morgan Chase & Co.,
1.93% due 3/3/05	5,540	5,540,000
Manatee County, Florida,
Housing Finance
Authority, LOC-Bank
of America N.A.,
1.92% due 3/3/05 (b)	6,700	6,700,000
Maryland State,
Community Development
Administration,
Department of Housing
& Community
Development, SPA-Lloyds
TSB Bank PLC,
1.86% due 3/3/05 (b)	20,000	20,000,000
Maryland State Health
and Higher Educational
Facilities Authority,
AMBAC-Insured,
1.86% due 3/3/05	11,805	11,805,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

Massachusetts State:
Development Finance
Agency Multi-Family
Revenue, LOC-PNC
Bank N.A.,
1.91% due 3/2/05 (b)	$ 8,000	$ 8,000,000
Development Finance
Agency Revenue,
LOC-Lasalle Bank N.A.,
1.86% due 3/3/05	10,000	10,000,000
Industrial Finance Agency,
LOC-Fleet Bank,
1.88% due 3/3/05	1,810	1,810,000
Put 2226, MBIA-Insured,
1.88% due 3/3/05	4,700	4,700,000
Series 302, MBIA-Insured
1.87% due 3/3/05	21,040	21,040,000
Series 340, MBIA Insured,
1.87% due 3/3/05	6,470	6,470,000
Water Reserves
Authority, MBIA-Insured,
1.88% due 3/3/05	8,620	8,620,000
Mecklenburg County,
North Carolina,
SPA-Landesbank Hessen,
1.84% due 3/3/05	10,000	10,000,000
Memphis,Tennessee,
Electrical System
Revenue, MBIA-Insured:
Series 378,
1.90% due 3/3/05	13,950	13,950,000
Series 879,
1.90% due 3/3/05	9,250	9,250,000
Series 880,
1.90% due 3/3/05	5,495	5,495,000
Metropolitan Atlanta
Rapid Transportation,
LOC-Dexia Credit Local,
1.77% due 3/1/05	5,000	5,000,000
Metropolitan Government,
Nashville and Davidson
County,Tennessee Health
Educational Facility
Board, SPA-Bayerische
Landesbank,
1.81% due 3/2/05	10,000	10,000,000
Metropolitan Water District,
Southern California,
Waterworks Revenue,
SPA-Dexia Credit Local:
1.81% due 3/3/05	3,775	3,775,000
1.83% due 3/3/05	10,000	10,000,000
Michigan State:
FSA-Insured,
1.84% due 3/2/05	14,000	14,000,000
Housing Development
Authority, Rental Housing
Revenue, FGIC-Insured
1.88% due 3/2/05 (b)	12,935	12,935,000
Milwaukee, Wisconsin,
Redevelopment
Authority, Multi-Family
Housing Revenue,
FNMA-Collateralized,
1.87% due 3/3/05	1,000	1,000,000
Minnetonka, Minnesota,
Multi-Family Housing
Revenue,
FNMA-Collateralized,
1.87% due 3/3/05	5,000	5,000,000
Montana Facility, Finance
Authority Revenue,
1.86% due 3/2/05	13,000	13,000,000
Montgomery County,
Pennsylvania, Industrial
Development Authority,
Pollution Control Revenue,
LOC-Wachovia Bank N.A.,
1.90% due 3/2/05	10,000	10,000,000
Montgomery County,
Tennessee, Public
Building Authority Pooled
Financing Revenue,
LOC-Bank
of America N.A.,
1.80% due 3/2/05	5,625	5,625,000
Morristown,Tennessee,
Industrial Development
Board, LOC-Landesbank
Banden-Wurttm,
1.97% due 3/2/05 (b)	4,250	4,250,000
Municipal Electric Authority
Georgia, MBIA-Insured,
1.82% due 3/2/05	10,950	10,950,000
Murray City, Utah,
Hospital Revenue,
1.85% due 3/3/05	11,000	11,000,000
New Hampshire State,
Housing Finance
Authority Multi-Family
Revenue,
FNMA-Collateralized,
1.88% due 3/2/05 (b)	6,400	6,400,000
New Hanover County,
North Carolina,
SPA-Wachovia:
1.90% due 3/3/05	2,250	2,250,000
1.90% due 3/3/05	2,250	2,250,000
1.90% due 3/3/05	2,250	2,250,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

New Jersey:
Healthcare Facilities,
Financing Authority
Revenue, MBIA-Insured,
1.88% due 3/3/05	$ 1,595	$ 1,595,000
State Turnpike Authority,
Turnpike Revenue,
FSA-Insured,
1.84% due 3/2/05	7,800	7,800,000
New York, New York,
City Housing
Development Corp.,
Multi-Family Revenue,
FNMA-Collateralized:
Jane Street,
1.90% due 3/2/05 (b)	1,525	1,525,000
West 48th Street,
1.87% due 3/2/05 (b)	4,500	4,500,000
New York, New York:
City Industrial
Development Agency
Revenue, LOC-Bank
of America N.A.,
1.82% due 3/2/05	18,000	18,000,000
City Transitional
Financing Authority:
Put 1839,
MBIA-Insured,
1.89% due 3/3/05	1,000	1,000,000
Subseries-2D, LIQ
FAC-Lloyds TSB Bank,
1.85% due 3/2/05	5,000	5,000,000
New York State:
Dormitory Authority
Revenues,
MBIA-Insured,
1.88% due 3/3/05	1,000	1,000,000
Housing Financing
Authority Revenue,
FNMA-Collateralized:
10 Barclay
Street-Series A,
1.86% due 3/2/05	31,000	31,000,000
39th Street Housing,
1.86% due 3/2/05 (b)	2,300	2,300,000
Throughway Authority,
State Income Tax
Revenue, MBIA-Insured,
1.88% due 3/3/05	1,500	1,500,000
Urban Development Corp.
Revenue, FGIC-Insured,
1.88% due 3/3/05	1,260	1,260,000
North Carolina Medical
Care Commission,
SPA-Wachovia
Bank N.A.,
1.87% due 3/2/05	31,000	31,000,000
Oakland, California,
FGIC-Insured,
1.88% due 3/3/05	4,100	4,100,000
Ohio State Air Quality
Development Authority
Revenue, LOC-ABN
Amro Bank N.V.,
1.94% due 3/2/05 (b)	9,000	9,000,000
Palm Beach County,
Florida, Health Facilities
Authority Revenue,
LOC-Suntrust Bank,
1.83% due 3/2/05	13,255	13,255,000
Pennsylvania Housing
Finance Agency:
Single Family Mortgage,
Series 82B,
SPA-Landesbank Hessen,
1.90% due 3/2/05 (b)	16,900	16,900,000
Single Family Mortgage
Series 84D, GO
of Agency,
1.90% due 3/2/05 (b)	21,235	21,235,000
Pennsylvania State,
FGIC-Insured,
1.88% due 3/3/05	6,745	6,745,000
Pennsylvania State
Turnpike Commission:
Oil Franchise Tax
Revenue, MBIA-Insured,
1.88% due 3/3/05	4,995	4,995,000
Turnpike Revenue,
SPA-Dexia Credit Local,
1.86% due 3/3/05	12,300	12,300,000
Philadelphia, Pennsylvania,
Gas Works Revenue,
LOC-JP Morgan
Chase Bank,
1.87% due 3/3/05	5,300	5,300,000
Phoenix, Arizona, Civic
Improvement Corp.,
Wastewater System
Revenue, MBIA-Insured,
1.84% due 3/2/05	15,000	15,000,000
Pinellas County, Florida,
Health Facilities
Authority Revenue,
LOC-Suntrust Bank,
1.83% due 3/2/05	30,700	30,700,000
Poway, California,
Union School District,
MBIA-Insured,
1.88% due 3/3/05	2,000	2,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

Puerto Rico:
Commonwealth,
MBIA-Insured,
1.86% due 3/3/05	$ 1,000	$ 1,000,000
Electrical Power
Authority, Power
Revenue, MBIA-Insured,
1.83% due 3/2/05	10,000	10,000,000
Municipal Financing
Agency, FSA-Insured,
1.86% due 3/3/05	1,400	1,400,000
Public Financing Corp.,
AMBAC-Insured,
1.86% due 3/3/05	4,665	4,665,000
Rhode Island Health and
Educational Building
Corp., Educational
Institutional Revenue,
LOC-Fleet National Bank,
1.80% due 3/2/05	1,365	1,365,000
Roswell, Georgia,
Multi-Family Housing
Authority,
LOC-Wachovia Bank,
1.91% due 3/2/05	2,500	2,500,000
Saint Mary Hospital,
Authority Bucks County,
1.85% due 3/2/05	25,000	25,000,000
San Francisco, California,
City & County
Redevelopment Agency,
Lease Revenue,
AMBAC-Insured,
1.88% due 3/3/05	1,305	1,305,000
Sevier County,Tennessee,
Public Building Authority,
Local Government,
AMBAC-Insured:
Public Improvement II,
Series F-2,
1.88% due 3/3/05	1,125	1,125,000
Public Improvement VI,
Series D-1,
1.84% due 3/2/05	18,750	18,750,000
South Carolina:
Education Facilities
Authority, LOC-Bank
of America N.A.,
1.92% due 3/3/05	9,400	9,400,000
Jobs Economic
Development Authority,
LOC-Wachovia Bank N.A.,
1.91% due 3/3/05	46,060	46,060,000
South Carolina Transportation
Infrastructure Revenue,
AMBAC-Insured,
1.88% due 3/3/05	2,490	2,490,000
Stevenson, Alabama,
Industrial Development,
Board Revenue,
LOC-JP Morgan
Chase Bank,
1.90% due 3/2/05 (b)	15,000	15,000,000
Tarrant County,Texas,
Health Facilities
Development,
LOC-Suntrust Bank,
1.87% due 3/3/05	830	830,000
University of California
Revenues, MBIA-Insured,
1.88% due 3/3/05	3,100	3,100,000
University of Massachusetts,
Building Authority Facility
Revenue, MBIA-Insured,
1.88% due 3/3/05	1,400	1,400,000
Upper Illinois River Valley
Development Authority,
Industrial Development
Revenue, LOC-Lasalle
Bank N.A.,
1.95% due 3/3/05 (b)	3,500	3,500,000
Verona, Wisconsin,
Industrial Development
Revenue, LOC-U.S.
Bank N.A.,
1.97% due 3/3/05 (b)	5,500	5,500,000
Virginia College Building
Authority, FSA-Insured,
1.88% due 3/3/05	4,965	4,965,000
Washington State,
MBIA-Insured,
1.90% due 3/3/05	3,300	3,300,000
Washington State Housing
Finance Revenue,
FNMA-Collateralized,
1.91% due 3/3/05 (b)	5,250	5,250,000

		1,361,446,000

Total Investments, at
Amortized Cost	100.1%	1,673,841,364
Liabilities in Excess of
Other Assets	(0.1)%	(1,547,405)

	100.0%	$1,672,293,959
Total Net Assets

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

\ (a)	For variable rate demand notes the maturity
date shown is the date of the next interest
rate change.
(b)	AMT — Subject to Alternative Minimum Tax.
(c)	Security is exempt from registration under
Rule 144A of the Securities Act of 1933.This
security has been resold in transactions that
are exempt from registration, normally to
qualified institutional buyers.
†	For Put Bonds the maturity date shown is next
put date.

Abbreviations used in this schedule:
AMBAC	—	AMBAC Indemnity Corporation
BAN’s	—	Bond Anticipation Notes
FNMA	—	Federal National Mortgage Association
FGIC	—	Financial Guaranty Insurance Company
GO	—	Government Obligaion
LIQ FAC	—	Liquid Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance
Corporation
PSFG	—	Permanent School Fund Guaranty
RAN’s	—	Revenue Anticipation Notes
SPA	—	Standby Bond Purchase Agreements
TAN’s	—	Tax Anticipation Notes
TRAN’s	—	Tax & Revenue Anticipation Notes

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investments, at amortized cost (Note 1A)	$1,673,841,364
Cash	2,379,911
Interest receivable	5,794,747

Total Assets	1,682,016,022

LIABILITIES:
Payable for securities purchased	9,250,000
Management fee payable (Note 2)	148,827
Trustees’ fees payable	209,836
Accrued expenses and other liabilities	113,400

Total Liabilities	9,722,063

Total Net Assets	$1,672,293,959

REPRESENTED BY:
Capital paid in excess of par value	$1,672,293,959

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S T A T E M E N T   O F   O P E R AT I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):		$13,202,937

EXPENSES
Management fee (Note 2)	$1,601,745
Custody and fund accounting fees	168,698
Trustees’ fees	30,356
Legal fees	24,916
Audit fees	10,300
Shareholder communications	3,524
Other	2,784

Total Expenses	1,842,323
Less: Management fee waived (Note 2)	(637,525)
Fees paid indirectly (Note 1)	(1,950)

Net Expenses		1,202,848

Net Investment Income		12,000,089
Net Realized Loss From Investment Transactions		(124,714)

Increase in Net Assets From Operations		$11,875,375

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$12,000,089	$14,932,298
Net realized loss	(124,714)	(43,456)

Increase in Net Assets From Operations	11,875,375	14,888,842

CAPITAL TRANSACTIONS:
Proceeds from contributions	3,450,761,560	6,546,018,606
Value of withdrawals	(3,305,595,287)	(6,556,217,111)

Increase (Decrease) in Net Assets
From Capital Transactions	145,166,273	(10,198,505)

Increase in Net Assets	157,041,648	4,690,337

NET ASSETS:
Beginning of period	1,515,252,311	1,510,561,974

End of period	1,672,293,959	$1,515,252,311

See Notes to Financial Statements.

Tax Free Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	2005	(1)	2004	2003	2002	2001	2000

Total Return(2)	0.74	%‡	0.91%	1.17%	1.72%	3.56%	3.84%
Net Assets, End of
Year (000s)	$1,672,293		$1,515,252	$1,510,562	$1,465,375	$752,379	$675,492
Ratios to Average Net Assets:
Expenses(3)(4)	0.15	%†	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses after fees
paid indirectly	0.15	%†	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.50	%†	0.90%	1.14%	1.64%	3.48%	3.77%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past per-
formance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(3)	The ratio of expenses to average net assets will not exceed 0.15% as a result of a voluntary expense limitation, which may be terminated at any time.
(4)	The Portfolio Manager voluntarily waived a portion of its fees for the six months ended February
28, 2005 and the years ended August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived and/or reimbursed, the expense ratios would have been 0.23% (annualized),
0.23%, 0.24%, 0.24%, 0.29% and 0.29% respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio. These Policies are in conformity with U.S. generally accepted accounting principles (“GAAP)”. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

  A. Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

  B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

  C. IncomeTaxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so that an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

  D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

  E. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $1,601,745, of which $637,525

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $5,908,169,658 and $5,687,473,379, respectively, for the six months ended February 28, 2005.

4. Federal Income Tax Basis of Investment Securities

The cost of investment securities owned at February 28, 2005, for federal income tax purposes, amounted to $1,673,841,364.

5. Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was $29,185.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange,

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Portfolio did not implement the contractual arrangement described above and will not receive any payments.

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INVESTMENT MANAGER (OF TAX	TRUSTEES
FREE RESERVES PORTFOLIO)	Elliott J. Berv
Citi Fund Management Inc.	Donald M. Carlton
100 First Stamford Place	A. Benton Cocanougher
Stamford, CT 06902	Mark T. Finn
R. Jay Gerken, CFA*
DISTRIBUTOR	Chairman
Citigroup Global Markets Inc.	Stephen Randolph Gross
Diana R. Harrington
TRANSFER AGENT	Susan B. Kerley
Citicorp Trust Bank, fsb.	Alan G. Merten
125 Broad Street, 11th Floor	R. Richardson Pettit
New York, NY 10004
OFFICERS*
SUB-TRANSFER AGENT	R. Jay Gerken, CFA
PFPC Inc.	President and
P.O. Box 9699	Chief Executive Officer
Providence, RI 02940-9699
Andrew B. Shoup
SUB-TRANSFER AGENT AND	Senior Vice President and
CUSTODIAN	Chief Administrative Officer
State Street Bank and Trust Company
225 Franklin Street	Frances M. Guggino
Boston, MA 02110	Chief Financial Officer
and Treasurer
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	Andrew Beagley
KPMG LLP	Chief Anti-Money Laundering
757 Third Avenue	Compliance Officer and
New York, NY 10017	Chief Compliance Officer

LEGAL COUNSEL	Wendy S. Setnicka
Bingham McCutchen LLP	Controller
150 Federal Street
Boston, MA 02110	Robert I. Frenkel
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager

CitiFunds Trust III

CitiSM Tax Free Reserve

The fund is a separate investment fund of CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Tax Free Reserves.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/RTF/205
05-8212

Semi-Annual Report

CitiSM New York Tax Free Reserves February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Letter from the Chairman	1

Fund Facts	4

Fund at a Glance	5

Fund Expenses	6

Schedule of Investments	8

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004 and February 2005, bringing the target for the federal funds rate to 2.50% . After the end of the Fund’s reporting period, at their March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for these money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the federal funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for CitiSM New York Tax Free Reserves was 1.19% and its seven-day effective yield, which reflects compounding, was 1.20% .1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.10% and the seven-day effective yield would have been 1.11% .

[1]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

1

CITISM NEW YORK TAX FREE RESERVES
YIELDS AS OF FEBRUARY 28, 2005
(unaudited)

Seven-Day Current Yield[2]	1.19%
Seven-Day Effective Yield[2]	1.20%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.10% and the seven-day effective yield would have been 1.11% .

Certain investors may be subject to the Federal Alternative Minimum Tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable.

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be

[2]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2

no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

3

F U N D   FA C T S

Fund Objective

To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
November 4, 1985	Distributed annually, if any

Net Assets as of 2/28/05	Benchmark**
$1,120.0 million	• iMoneyNet, Inc. New York Tax
Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

4

C I T I   N E W   Y O R K   T A X   F R E E   R E S E RV E S

Fund at a Glance (unaudited)

Investment Breakdown

5

F U N D   E X P E N S E S (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Citi New York
Tax Free Reserves	0.49%	$1,000.00	$1,004.90	0.65%	$3.23

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers. Past performance is no guarantee of future results. In the absence of fee waivers, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6

F U N D   E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi New York
Tax Free Reserves	5.00%	$1,000.00	$1,021.57	0.65%	$3.26

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (unaudited)	February 28, 2005

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual & Semi-Annual Tender Revenue
Bonds & Notes (Puts)(a) — 3.0%

New York State
Dormitory
Authority Revenue,
1.60% due 6/8/05	$11,435	$ 11,435,000
New York State
Energy, Research &
Development,
MBIA-Insured,
1.08% due 3/15/05	22,075	22,075,669

		33,510,669

Bond, Revenue,Tax,Tax & Revenue
Anticipation Notes & General Obligation
Bonds & Notes — 10.8%

Buffalo, NY, Fiscal
Stability Authority,
BANs,
3.00% due 5/16/05	15,000	15,047,249
Chenango,VY, Central
School District,
BANs,
3.00% due 6/24/05	27,025	27,129,561
Farmingdale, NY,
Free School District,
TANs,
3.00% due 6/29/05	3,000	3,014,271
Huntington, NY,
Union Free School
District,TANs,
3.00% due 6/29/05	2,000	2,009,811
Ithaca City, NY, BANs,
3.00% due 1/10/2006	21,240	21,386,891
North Syracuse, NY,
Central School
District, RANs,
3.00% due 6/24/05	5,950	5,973,021
Northport East, NY,
Union Free School
District,TANs,
3.00% due 6/30/05	14,500	14,574,606
Oceanside, NY, Union
Free School District,
TANs,
3.00% due 6/23/05	12,900	12,955,511
Rochester NY, Series I
BAN,
2.00% due 3/3/05	12,000	12,000,134
Tompkins County, NY,
BANs,
1.75% due 3/3/05	6,418	6,419,055

		120,510,110

Commercial Paper — 2.2%

New York State
Thruway Authority,
1.96% due 3/4/05	25,000	25,000,000

Variable Rate Demand Notes(a) — 82.1%

ABN-AMRO Munitops
Certificates Trust:
1999-3, MBIA-Insured,
1.88% due 3/2/05	21,402	21,402,000
1999-13, FGIC-Insured
1.86% due 3/2/05	7,561	7,561,000
2000-7, FGIC-Insured,
1.86% due 3/2/05	27,565	27,565,000
2000-19, MBIA-Insured,
1.88% due 3/2/05	3,030	3,030,000
Babylon, NY, Industrial
Development Agency,
LOC-Fleet Bank N. A.,
1.95% due 3/2/05 (b)	500	500,000
Capital District Regional
Off Track Betting,
LOC-Fleet Bank N.A.,
1.82% due 3/3/05	4,400	4,400,000
Hempstead, NY, Industrial
Development Agency
Revenue, LOC-Societe
Generale,
1.86% due 3/2/05 (b)	5,050	5,050,000
Liberty, NY, Development
Corporation Revenue,
LOC-Wells Fargo Bank
N.A.,
1.83% due 3/3/05	9,100	9,100,000
Long Island Power
Authority, NY:
Sub-series 7A,
MBIA-Insured,
1.78% due 3/2/05	19,100	19,100,000
Sub-series 7B,
MBIA-Insured,
1.83% due 3/2/05	1,400	1,400,000
Metropolitan Transit
Authority, NY:
LIQ-FAC-Merrill Lynch,
1.89% due 3/3/05	14,000	14,000,000
Series 1A, LOC-ABN
AMRO Bank NV,
1.95% due 4/1/05	10,000	10,000,000
Series 267,
MBIA-Insured,
1.88% due 3/3/05	6,885	6,885,000
Series B, FSA-Insured,
1.84% due 3/3/05	33,500	33,500,000
Series D-2,
FSA-Insured,
1.83% due 3/3/05	10,000	10,000,000

8

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes(a) — 82.1%
(cont’d.)

Series G-1,
AMBAC-Insured,
1.82% due 3/3/05	$ 9,090	$ 9,090,000
Sub-series A-3, Credit
Enhanced by XLCA,
1.83% due 3/3/05	10,000	10,000,000
Nassau County Interim
Finance Authority, NY:
Series A, FSA-Insured,
1.84% due 3/2/05	9,840	9,840,000
Series B, FSA-Insured,
1.80% due 3/2/05	4,675	4,675,000
New York City, NY:
Series F-5,
LOC-Bayerische
LandesBank,
1.83% due 3/2/05	9,010	9,010,000
Series 194Z, LIQ
FAC-JPMorgan Chase,
1.88% due 3/3/05	4,995	4,995,000
Series SGB 35,
AMBAC-Insured,
1.86% due 3/3/05	7,175	7,175,000
Series SGB 36,
AMBAC-Insured,
1.86% due 3/3/05	2,000	2,000,000
Sub-series H-3, LOC-
Bank of New York,
1.83% due 3/2/05	16,900	16,900,000
New York City, NY,
Housing Development:
92nd & First, LOC-
Fleet National Bank,
1.89% due 3/2/05 (b)	6,000	6,000,000
Atlantic Court Apts.,
LOC-HSBC Bank
USA,
1.91% due 3/2/05 (b)	20,000	20,000,000
Brittany Series-A,
FNMA-Insured,
1.90% due 3/2/05 (b)	10,000	10,000,000
Columbus Apts.,
FNMA-Insured,
1.83% due 3/2/05	1,900	1,900,000
Columbus Green,
FNMA-Insured,
1.83% due 3/2/05	500	500,000
First Ave.,
FNMA-Insured,
1.87% due 3/2/05 (b)	10,000	10,000,000
Tribeca Tower,
FNMA-Insured, 1.85%
due 3/2/05 (b)	4,000	4,000,000
Upper A, LOC-
Landesbank
Baden-Wurtt,
1.86% due 3/2/05 (b)	10,500	10,500,000
West 48th St.,
FNMA-Insured,
1.87% due 3/3/05 (b)	9,500	9,500,000
New York City, NY,
Industrial
Development Agency:
Civic Fac. Rev.,
LOC-JPMorgan,
1.77% due 3/1/05	6,850	6,850,000
Liberty-1 Bryant Park
LLC-A, LOC-Bank
of America N.A. &
Bank of New York,
1.83% due 3/2/05	21,000	21,000,000
Liberty-1 Bryant Park
LLC-B, LOC-Bank
of America N.A. &
Bank of New York,
1.82% due 3/1/05	28,300	28,300,000
Solid Waste Fac. Rev.,
LOC-JPMorgan Chase,
1.89% due 3/3/05 (b)	7,300	7,300,000
New York City, NY,
Municipal Water
Authority:
AMBAC-Insured,
1.88% due 3/3/05	10,660	10,660,000
Series C, SPA-Dexia
Credit,
1.81% due 3/1/05	5,000	5,000,000
Series F - Sub-series F-1,
SPA-Dexia Credit,
1.83% due 3/3/05	9,500	9,500,000
Series F2, SPA-Morgan
Guaranty Trust,
1.85% due 3/2/05	11,330	11,330,000
New York City, NY,
Transitional Finance
Authority Revenue:
Series 3 - Sub-series
3C, SPA-Bank of
New York,
1.83% due 3/2/05	35,000	35,000,000
Series 305,
AMBAC-Insured,
1.88% due 3/3/05	8,555	8,555,000
Sub-series 2D, LIQ
FAC-Lloyds TSB
Bank,
1.85% due 3/2/05	20,000	20,000,000
New York State
Dormitory Authority
Lease,
1.88% due 3/9/05	5,000	5,000,000

9

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes(a) — 82.1%
(cont’d.)

New York State
Dormitory Authority
Revenue:
FSA-Insured,
1.82% due 3/2/05	$ 30,000	$30,000,000
LIQ FAC-JPMorgan Chase,
1.87% due 3/9/05	3,900	3,900,000
LIQ FAC-Societe
Generale,
1.86% due 3/2/05	2,000	2,000,000
Series B,
MBIA-Insured,
1.83% due 3/2/05	8,405	8,405,000
Series G, SPA-
First Union
National Bank,
1.88% due 3/3/05	10,000	10,000,000
Sub-series D-2B,
FSA-Insured,
1.85% due 3/3/05	10,360	10,360,000
Sub-series D-2C,
MBIA-Insured,
1.84% due 3/3/05	5,800	5,800,000
Sub-series D-2G,
SPA-Bank of
Nova Scotia,
1.83% due 3/3/05	15,000	15,000,000
New York State
Environmental
Quality-G, LOC-
Westdeutsche
Landesbank,
1.75% due 8/4/05	21,300	21,300,000
New York State Housing
Finance Agency Revenue:
20 River Terrace
FNMA-Insured,
1.83% due 3/2/05	10,000	10,000,000
240 E. 39th Street
Credit Enhanced by
FNMA
1.90% due 3/2/05 (b)	9,000	9,000,000
750 6th Avenue,
FNMA-Insured,
1.86% due 3/2/05(b)	13,400	13,400,000
900 8th Avenue,
LOC-Keybank N.A.,
1.89% due 3/2/05(b)	36,000	36,000,000
Avalon Chrystie Pl.,
LOC-Fleet
National Bank,
1.89% due 3/2/05 (b)	10,000	10,000,000

E. 39th Street,
FNMA-Insured,
1.86% due 3/2/05 (b)	27,800	27,800,000
FNMA-Insured,
1.85% due 3/2/05 (b)	2,600	2,600,000
LOC-Landesbank
Hessen-Thergn,
1.83% due 3/2/05	4,700	4,700,000
Victory Hsg-Ser
2004-A, Freddie
Mac-Insured,
1.86% due 3/2/05(b)	25,500	25,500,000
New York State Housing
Finance Agency Service
Series G, LOC-West B
AG,
1.83% due 3/2/05	6,000	6,000,000
New York State Local
Government Assistance
Corp.:
Series A, LOC-
Bayerische
Landesbank,
1.80% due 3/2/05	11,965	11,965,000
Series A - 5V,
FSA-Insured,
1.80% due 3/2/05	20,000	20,000,000
Series A - 6V,
FSA-Insured,
1.80% due 3/2/05	12,000	12,000,000
Series B, LOC-Bank
of Nova Scotia,
1.80% due 3/2/05	4,430	4,430,000
New York State Thruway
Authority,
1.88% due 3/3/05	11,495	11,495,000
New York State Urban
Development Corp.,
Series N, SPA-First
Union National Bank,
1.88% due 3/3/05	3,170	3,170,000
Puerto Rico
Commonwealth:
PA 943, LIQ FAC-
Merrill Lynch,
1.86% due 3/3/05	11,095	11,095,000
PA 944, MBIA-Insured,
1.86% due 3/3/05	14,000	14,000,000
Puerto Rico
Commonwealth
Government
Development,
MBIA-Insured,
1.78% due 3/2/05	4,000	4,000,000

10

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes(a) — 82.1%
(cont’d.)

Puerto Rico
Commonwealth
Highway and
Transportation:
AMBAC-Insured,
1.83% due 3/2/05	$ 800	$ 800,000
AMBAC-Insured,
1.86% due 3/3/05	7,760	7,760,000
Series 246, FSA-Insured,
1.87% due 3/3/05	7,015	7,015,000
Puerto Rico
Commonwealth
Infrastructure,
AMBAC-Insured,
1.86% due 3/3/05	4,000	4,000,000
Puerto Rico Electric
Power Authority:
Series 266, FSA-Insured,
1.87% due 3/3/05	6,995	6,995,000
Series SGA 44, LOC-
Societe Generale,
1.83% due 3/2/05	2,900	2,900,000
Rockland County, NY,
Industrial Development
Agency, LOC-
HSBC Bank USA,
2.00% due 3/3/05 (b)	4,200	4,200,000
Suffolk County, NY,
Industrial Development
Agency, Spellman/Merrill
Lynch Realty (b):
Series A, LOC-
HSBC Bank USA,
2.00% due 3/3/05	3,230	3,230,000
Series B, LOC-
HSBC Bank,
2.00% due 3/3/05	1,255	1,255,000
Triborough Bridge and
Tunnel Authority, NY:
Series F, SPA-
ABN AMRO,
1.82% due 3/3/05	25,900	25,900,000
Series 304,
MBIA-Insured,
1.88% due 3/3/05	11,540	11,540,000
University of Puerto Rico,
University Revenue,
Series SG-21,
1.86% due 3/3/05	5,475	5,475,000
Virgin Islands Public
Finance Authority,
FSA-Insured,
1.88% due 3/3/05	6,300	6,300,000

		919,363,000

Total Investments, at
Amortized Cost	98.1%	1,098,383,779
Other Assets in Excess
of Liabilities	1.9%	21,632,433

Total Net Assets	100.0%	$1,120,016,212

(a)	For variable rate demand notes maturity date shown is the date next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

Abbreviations used in this schedule:
AMBAC	— AMBAC Indemnity Corporation
BANs	— Bond Anticipation Notes
FGIC	— Financial Guaranty Insurance
Company
FNMA	— Federal National Mortgage
Association
FSA	— Federal Savings Association
LIQ FAC	— Liquidity Facilities
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance
RANs	— Revenue Anticipation Notes
SPA	— Stanby Bond Purchase Agreement
TANs	— Tax Anticipation Notes
XLCA	— XL Capital Assurance

See Notes to Financial Statements.

11

Citi New York Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investments, at amortized cost (Note 1A)	$1,098,383,779
Cash	1,315,865
Receivable for securities sold	17,126,633
Interest receivable	4,213,969
Receivable for shares of beneficial interest sold	1,064,248
Prepaid expenses	35,692

Total Assets	1,122,140,186

LIABILITIES:
Payable for shares of beneficial interest repurchased	758,387
Dividends payable	729,577
Management fees payable (Note 3)	307,570
Distribution fees payable (Note 3)	213,142
Transfer Agent fees payable	13,522
Trustees’ fees Payable	13,104
Accrued expenses	88,672

Total Liabilities	2,123,974

Total Net Assets for 1,120,030,635 shares of beneficial interest	$1,120,016,212

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	11,200
Capital paid in excess of par value	1,120,019,435
Accumulated net realized loss on investments	(14,423)

Total Net Assets	$1,120,016,212

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

12

Citi New York Tax Free Reserves
S T A T E M E N T   O F   O P E R A T I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INTEREST INCOME (Note 1B):		$8,608,785

EXPENSES:
Management fees (Note 3)	$2,380,983
Distribution/Service fees (Note 3)	1,322,768
Transfer agency services	83,369
Custody and fund accounting fees	45,408
Legal fees	29,753
Shareholder communications	27,027
Audit fees	15,372
Trustees’ fees	7,356
Blue sky fees	3,443
Other	4,462

Total Expenses	3,919,941
Less: management fee waived (Note 3)	(479,967)
fees paid indirectly (Note I E)	(777)

Net Expenses		3,439,197

Net Investment income		5,169,588
Net Realized Loss on Investments		(14,423)

Increase in Net Assets From Operations		$5,155,165

See Notes to Financial Statements.

13

Citi New York Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$5,169,588	$4,329,339
Net realized gain (loss) on investments	(14,423)	74,800

Increase in Net Assets From Operations	5,155,165	4,404,139

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,169,588)	(4,329,339)
Net realized gain	(74,800)	(430,929)

Decrease in Net Assets from Distributions
to Shareholders	(5,244,388)	(4,760,268)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF
$1.00 PER SHARE (NOTE 4):
Class N shares
Proceeds from sale of shares	937,844,956	1,335,663,609
Net asset value of shares issued for
reinvestment of dividends	1,340,805	1,333,902
Cost of shares reaquired	(883,132,569)	(1,457,145,708)

Increase (Decrease) in Net Assets Resulting From
Transactions in Shares of Beneficial Interest	56,053,192	(120,148,197)

Increase (Decrease) in Net Assets	55,963,969	(120,504,326)

NET ASSETS:
Beginning of period	1,064,052,243	1,184,556,569

End of period	$1,120,016,212	$1,064,052,243

See Notes to Financial Statements.

14

Citi New York Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

	Class N Shares

	2005(1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income
and net realized gain	0.00490		0.00423	0.00627	0.01080	0.02905	0.03156
Distributions from net
investment income and
net realized gain	(0.00490)		(0.00423)	(0.00627)	(0.01080)	(0.02905)	(0.03156)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Total Return(2)	0.49	%‡	0.42%	0.63%	1.09%	2.94%	3.20%
Net Assets, End of Period
(000s)	$1,120,016		$1,064,052	$1,184,557	$1,340,677	$1,397,782	$1,267,712
Ratios to Average
Net Assets:
Expenses(3)(4)	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses after fees
paid indirectly	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.97	%†	0.38%	0.63%	1.08%	2.88%	3.16%

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is not a guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(3)	The ratio of expenses to average net assets will not exceed 0.65%, as a result of voluntary expense limitation, which may be discontinued at any time.

(4)	The investment manager voluntarily waived a portion of its management fee for the period ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002, 2001, 2000, respectively. If such fees were not voluntarily waived, the expense ratios would have been 0.74% (annualized), 0.74%, 0.75%, 0.77%, 0.85% and 0.84%, respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

15

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Citi New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Investment Income. Investment income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal and Other Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

16

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

     E. Fees Paid Indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     G. Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent), on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually.

3. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Fund’s average daily net assets. The management fee amounted to $2,380,983 of which $479,967 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of average daily net assets represented by Class N shares. The service fees amounted to $1,322,768 for the six months ended February 28, 2005.

These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing

17

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

5. Investment Transactions

Purchases, and maturities and sales, of money market instruments aggregated $1,387,369,069 and $1,351,048,332, respectively, for the six months ended February 28, 2005.

6.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees received a lump sum payment. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was $2,826.

7.Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an

18

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

19

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INVESTMENT MANAGER	TRUSTEES
Citi Fund Management Inc.	Elliott J. Berv
100 First Stamford Place	Donald M. Carlton
Stamford, CT 06902	A. Benton Cocanougher
Mark T. Finn
DISTRIBUTOR	R. Jay Gerken, CFA*
Citigroup Global Markets Inc.	Chairman
Stephen Randolph Gross
TRANSFER AGENT	Diana R. Harrington
Citicorp Trust Bank, fsb.	Susan B. Kerley
125 Broad Street, 11th Floor	Alan G. Merten
New York, NY 10004	R. Richardson Pettit

SUB-TRANSFER AGENT	OFFICERS*
PFPC Inc.	R. Jay Gerken, CFA
P.O. Box 9699	President and
Providence, RI 02940-9699	Chief Executive Officer

SUB-TRANSFER AGENT	Andrew B. Shoup
AND CUSTODIAN	Senior Vice President and
State Street Bank and Trust Company	Chief Administrative Officer
225 Franklin Street
Boston, MA 02110	Frances M. Guggino
Chief Financial Officer
INDEPENDENT REGISTERED	and Treasurer
PUBLIC ACCOUNTING FIRM
KPMG	Andrew Beagley
757 Third Avenue	Chief Anti-Money Laundering
New York, NY 10017	Compliance Officer and
Chief Compliance Officer
LEGAL COUNSEL
Bingham McCutchen LLP	Wendy S. Setnicka
150 Federal Street	Controller
Boston, MA 02110
Robert I. Frenkel
Secretary and
Chief Legal Officer

*Affiliated Person of Investment Manager

CitiFunds Trust III

CitiSM New York Tax Free Reserves

The fund is a separate investment fund of CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi New York Tax Free Reserves.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/NYR/205
05-8211

Semi-Annual Report

CitiSM California Tax Free Reserves February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Letter from the Chairman	1

Fund Facts	4

Fund at a Glance	5

Fund Expenses	6

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP growth was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the fed funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for CitiSM California Tax Free Reserves was 1.15% and its seven-day effective yield, which reflects compounding, was 1.15% .1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.01% and the seven-day effective yield would have been 1.01% .

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

1	The seven-day current and effective yields are the same due to rounding.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

1

CITISM CALIFORNIA TAX FREE RESERVES
YIELDS AS OF FEBRUARY 28, 2005
(unaudited)
Seven-Day Current Yield[2]	1.15%

Seven-Day Effective Yield[2]	1.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.01% and the seven-day effective yield would have been 1.01% .

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

2	The seven-day current and effective yields are the same due to rounding.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

3

F U N D   F A C T S

Fund Objective

To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes,* preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
March 10, 1992	Distributed annually, if any

Net Assets as of 2/28/05	Benchmark**
$269.9 million	• iMoneyNet, Inc. California Tax
Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

4

C I T I C A L I F O R N I A TA X F R E E R E S E RV E S
Fund at a Glance (unaudited)
Investment Breakdown

5

F U N D  E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi California
Tax Free Reserves	0.49%	$1,000.00	$1,004.90	0.65%	$3.23

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers. Past performance is no guarantee of future results. In the absence of fee waivers, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6

F U N D  E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi California
Tax Free Reserves	5.00%	$1,000.00	$1,021.57	0.65%	$3.26

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7

Citi California Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Face
	Amount
Issuer	(000’s omitted)	Value

Annual & Semi-Annual Tender Revenue
Bonds & Notes (Puts) — 7.3%

California Educational
Facility Authority
Revenue, Series C,
1.01% due 3/18/05 (a)	$8,000	$7,999,923
California Infrastructure
& Economic
Development Bank
Revenue, Series B,
2.25% due 2/2/06*	2,500	2,500,000
Los Angeles, CA
Wastewater
System Revenue,
Series B, FGIC-Insured,
2.15% due 12/15/05*	9,000	9,000,000

		19,499,923

Revenue, Tax & Revenue Anticipation
Notes — 19.9%

California State, CA,
RANs,
3.00% due 6/30/05	20,000	20,067,790
Los Angeles County,
CA,TRANs,
Series A,
3.00% due 6/30/05	7,500	7,534,256
Oakland, CA,TRANs,
3.00% due 7/27/05	5,000	5,031,165
Sacramento County,
CA,TRANs,
Series A,
3.00% due 7/11/05	10,000	10,048,013
Santa Barbara County,
CA,TRANs,
Series A,
3.00% due 7/26/05	11,000	11,062,773

		53,743,997

Variable Rate Demand Notes (a) — 72.2%

ABN-Amro Municipal
Trust Receipts,
FGIC-Insured,
1.88% due 3/2/05	3,000	3,000,000
Anaheim, CA, Multi-
Family Housing
Authority, Series B,
FNMA-Insured,
1.86% due 3/3/05 (b)	3,580	3,580,000
California Educational
Facility Authority
Revenue:
Series S-4,
1.80% due 3/3/05	10,000	10,000,000
1.84% due 3/3/05	1,085	1,085,000
California Infrastructure
& Economic
Development Bank:
Series A,
1.62% due 10/3/05	3,000	3,000,000
Series B,
1.62% due 10/3/05	1,000	1,000,000
California Pollution
Control Financing
Authority Revenue,
GTY AGMT -
Exxon Mobil,
1.55% due 3/4/05 (b)	1,500	1,500,000
California State
Department Water
Reserves:
Series C-10,
LOC-Landesbank
Hessen-Thrgn,
1.81% due 3/2/05	3,000	3,000,000
Series 344,
AMBAC-Insured,
1.89% due 3/3/05	9,850	9,850,000
California State
Economic Recovery:
Series C-7, LOC- BNP
Paribas,
1.80% due 3/4/05	8,200	8,200,000
Series C-9, LOC- Bank
of Nova Scotia,
1.76% due 3/4/05	4,600	4,600,000
California Statewide
Community
Development Authority,
Industrial Development
Revenue, LOC-
Wells Fargo Bank,
1.93% due 3/2/05 (b)	2,910	2,910,000
California Statewide
Community
Development
Authority, Multifamily
Revenue:
Foxwood Apartments—
Series J, LOC-Wells
Fargo Bank,
1.93% due 3/3/05	4,150	4,150,000
Olympus Park
Apartments, Series Y,
FNMA-Insured,
1.86% due 3/3/05 (b)	8,640	8,640,000
River Run Apartments,
LOC-FHLB,
1.86% due 3/3/05 (b)	8,000	8,000,000
Village at Hesperia,
FNMA-Insured,
1.86% due 3/3/05 (b)	4,250	4,250,000

8

Citi California Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Face
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes (a) — 72.2%
(cont’d).

California Statewide
Community
Development Corp.,
Certificate of
Participation,
LOC- LaSalle
National Bank,
1.84% due 3/3/05	$2,450	$2,450,000
Eastern Municipal Water
& Sewer Revenue
District, CA, Series B,
MBIA-Insured,
1.83% due 3/3/05	3,900	3,900,000
Irvine Ranch, CA,
Water District:
LOC-Bank of America,
1.77% due 3/1/05	400	400,000
LOC-Landesbank
Bader-Wurt,
1.72% due 3/2/05	2,470	2,470,000
Los Angeles, CA,
Convention and
Exhibition Center
Authority, Series F,
AMBAC-Insured,
1.87% due 3/2/05	5,000	5,000,000
Los Angeles, CA, Water
and Power Revenue,
Sub Series A-8,
1.85% due 3/3/05	12,800	12,800,000
Manteca, CA,
Financing Authority,
MBIA-Insured,
1.86% due 3/2/05	3,000	3,000,000
Metropolitan Water
District, Southern
California:
Series A,
SPA-Landesbank
Baden-Wurttm,
1.81% due 3/3/05	1,000	1,000,000
Series B,
SPA-Landesbank
Hessen-Thrgn,
1.82% due 3/3/05	4,800	4,800,000
Series C, SPA-Dexia
Credit Local,
1.83% due 3/3/05	15,700	15,700,000
Series C-2,
SPA-Dexia
Credit Local,
1.81% due 3/3/05	2,200	2,200,000
Newport Beach, CA,
Revenue, SPA-Bank
of America,
1.80% due 3/2/05	5,975	5,975,000
Oakland, CA, Series 756,
FGIC-Insured,
1.88% due 3/3/05	1,900	1,900,000
Otay, CA, Water
Distribution
Certificates, LOC-
Landesbank Hessen,
1.83% due 3/2/05	3,300	3,300,000
Puerto Rico
Commonwealth
Government
Development
Bank Authority,
MBIA-Insured,
1.78% due 3/2/05	4,200	4,200,000
Puerto Rico
Commonwealth
Infrastructure &
Financing Authority,
AMBAC-Insured,
1.86% due 3/2/05	900	900,000
Puerto Rico Electric
Power Authority,
Series 43,
MBIA-Insured,
1.83% due 3/2/05	4,100	4,100,000
Puerto Rico Municipal
Finance Agency,
FSA-Insured,
1.86% due 3/2/05	1,900	1,900,000
Puerto Rico Public
Finance Corp.:
PA 579,
AMBAC- Insured,
1.86% due 3/2/05	2,000	2,000,000
Series 111,
AMBAC-Insured,
1.88% due 3/3/05	2,300	2,300,000
Sacramento County, CA,
City Financing
Authority, Series G,
AMBAC-Insured,
1.89% due 3/2/05	4,800	4,800,000
Sacramento County, CA,
Multi-Family Housing,
FNMA- Insured,
1.86% due 3/3/05 (b)	2,000	2,000,000
San Diego County, CA,
Certificate Partnership,
LOC-Comerica Bank,
1.95% due 3/3/05	1,450	1,450,000
San Francisco, CA,
City & County,
FSA- Insured,
1.93% due 3/2/05 (b)	4,800	4,800,000

9

Citi California Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Face
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes (a) — 72.2%
(cont’d).

Val Verde, CA, Union
School District,
Certificate Partnership,
Series A, LOC-Bank
of America,
1.85% due 3/3/05	$2,600	$2,600,000
Virgin Islands Public
Finance Authority
Revenue, FSA-Insured,
1.88% due 3/2/05	1,715	1,715,000
Westminster, CA,
Redevelopment
Tax Allocation,
AMBAC-Insured,
1.87% due 3/3/05	2,600	2,600,000
William S. Hart, CA,
Union High School,
Certificate
Partnership:
FSA-Insured,
1.83% due 3/3/05	6,540	6,540,000
1.83% due 3/3/05	11,365	11,365,000

		194,930,000

Total Investments, at
Amortized Cost	99.4%	268,173,920
Other Assets in Excess
of Liabilities	0.6%	1,722,374

Total Net Assets	100.0%	$269,896,294

(a)	The maturity date presented is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

*	For Put Bonds, the maturity date shown is next put date.

Abbreviations used in this schedule:
AMBAC — Ambac Assurance Corporation
FGIC — Financial Guaranty Insurance Company
FHLB — Federal Home Loan Bank
FNMA — Federal National Mortgage
Corporation
FSA — Federal Savings Association
GTY AGMT — Guaranty Agreement
LOC — Letter of Credit
RAN — Revenue Anticipation Notes
SPA — Standby Bond Purchase Agreement
TRAN — Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

10

Citi California Tax Free Reserves
S T A T E M E N T   O F   A S S E T S  A N D  L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investments, at amortized cost (Note 1A)	$268,173,920
Cash	728,251
Interest receivable	1,425,644
Receivable for shares of beneficial interest sold	58,497
Prepaid expense	14,661

Total Assets	270,400,973

LIABILITIES:
Dividends payable	207,821
Payable for shares of beneficial interest repurchased	95,676
Management fees payable (Note 3)	67,105
Distribution/Service fees payable (Note 3)	53,065
Transfer agent services fees	5,080
Trustees’ fees payable	1,056
Accrued expenses	74,876

Total Liabilities	504,679

Total Net Assets for 269,844,930 shares of beneficial interest outstanding	$269,896,294

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$2,698
Capital paid in excess of par value	269,842,232
Accumulated net realized gain from investment transactions	51,364

Total Net Assets	$269,896,294

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

11

Citi California Tax Free Reserves
S T A T E M E N T   O F   O P E R AT I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1B)		$2,046,631

EXPENSES:
Management fees (Note 3)	$569,600
Distribution/Service fees (Note 3)	316,444
Legal fees	29,753
Custody and fund accounting fees	28,594
Transfer agency services	24,488
Shareholder communications	14,380
Audit fees	13,389
Blue sky fees	1,793
Trustees’ fees	1,564
Other	2,480

Total Expenses	1,002,485
Less: management fee waived (Note 3)	(177,914)
fees paid indirectly (Note 1E)	(1,815)

Net Expenses		822,756

Net Investment Income		1,223,875
Net Realized Gain on Investments		51,364

Increase in Net Assets from Operations		$1,275,239

See Notes to Financial Statements.

12

Citi California Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S
For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$1,223,875	$1,015,570
Net realized gain	51,364	25,748

Increase in Net Assets From Operations	1,275,239	1,041,318

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,223,875)	(1,015,570)
Net realized gain	(25,748)	(87,075)

Decrease in Net Assets From Distributions
to Shareholders	(1,249,623)	(1,102,645)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 4):
Proceeds from sale of shares	217,404,114	379,834,814
Net asset value of shares issued for
reinvestment of distributions	186,002	136,947
Cost of shares repurchased	(201,754,530)	(416,608,570)

Increase (Decrease) in Net Assets From
Transactions in Shares of Beneficial Interest	15,835,586	(36,636,809)

Increase (Decrease) in Net Assets	15,861,202	(36,698,136)

NET ASSETS:
Beginning of period	254,035,092	290,733,228

End of period	$269,896,294	$254,035,092

See Notes to Financial Statements.

13

Citi California Tax Free Reserves
F I N A N C I A L  H I G H L I G H T S

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

	Class N Shares

	2005 (1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income
and net realized gain	0.00487		0.00411	0.00618	0.01046	0.02588	0.02907
Distributions from net
investment income and
net realized gain	(0.00487)		(0.00411)	(0.00618)	(0.01046)	(0.02588)	(0.02907)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Total Return(2)	0.49	%‡	0.41%	0.62%	1.05%	2.62%	2.95%
Net Assets,
End of Period (000s)	$269,896		$254,035	$290,733	$294,947	$300,601	$313,292
Ratios to Average
Net Assets:
Expenses(3)(4)	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses after fees
paid indirectly	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.97	%†	0.38%	0.59%	1.04%	2.57%	2.90%

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is not a guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements the total return would be lower.

(3)	The ratio of expenses to average net assets will not exceed 0.65%, as a result of voluntary expense limitation, which may be discontinued at any time.

(4)	The investment manager voluntarily waived a portion of its management fee for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002, 2001, 2000, respectively. If such fees were not voluntarily waived, the expense ratios would have been 0.79% (annualized), 0.80%, 0.78%, 0.82%, 0.92% and 0.88%, respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

14

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Organization and Significant Accounting Policies

Citi California Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Investment Income. Investment income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal and Other Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income-tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Fees Paid Indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

15

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

     G. Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually.

3. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Fund’s average daily net assets. The management fees amounted to $569,600, of which $177,914 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are offi-cers and a director of the Manager or its affiliates.

The Fund adopted a Service Plan pursuant to Rule l2b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The Service fees paid amounted to $316,444 for the six months ended February 28, 2005.

These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

16

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

5. Investment Transactions

Purchases and maturities and sales of money market instruments aggregated $274,872,750 and $254,131,930, respectively, for the six months ended February 28, 2005.

6. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was $480.

7. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or

17

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

18

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INVESTMENT MANAGER	TRUSTEES
Citi Fund Management Inc.	Elliott J. Berv
100 First Stamford Place	Donald M. Carlton
Stamford, CT 06902	A. Benton Cocanougher
DISTRIBUTOR	Mark T. Finn
Citigroup Global Markets Inc.	R. Jay Gerken, CFA*
TRANSFER AGENT	Chairman
Citicorp Trust Bank, fsb.	Stephen Randolph Gross
125 Broad Street, 11th Floor	Diana R. Harrington
New York, NY 10004	Susan B. Kerley
SUB-TRANSFER AGENT	Alan G. Merten
PFPC Inc.	R. Richardson Pettit
P.O. Box 9699	OFFICERS*
Providence, RI 02940-9699	R. Jay Gerken, CFA
SUB-TRANSFER AGENT AND	President and
CUSTODIAN	Chief Executive Officer
State Street Bank and Trust Company	Andrew B. Shoup
225 Franklin Street	Senior Vice President
Boston, MA 02110	and Chief Administrative Officer
INDEPENDENT REGISTERED	Frances M. Guggino
PUBLIC ACCOUNTING FIRM	Chief Financial Officer and Treasurer
KPMG LLP	Andrew Beagley
757 Third Avenue	Chief Anti-Money Laundering
New York, NY 10017	Compliance Officer and
LEGAL COUNSEL	Chief Compliance Officer
Bingham McCutchen LLP	Wendy S. Setnicka
150 Federal Street	Controller
Boston, MA 02110	Robert I. Frenkel
Secretary and
Chief Legal Officer

* Affiliated Person of Investment Manager

CitiFund Trust III

CitiSM California Tax Free Reserves

The fund is a separate investment fund of the CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’S website at www.sec.gov.

This report is prepared for the information of shareholders of Citi California Tax Free Reserves.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/RCA/205
05-8130

Semi-Annual Report

CitiSM Connecticut Tax Free Reserves February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E   O F   C O N T E N T S

Letter from the Chairman	1

Fund Facts	4

Fund at a Glance	5

Fund Expenses	6

Schedule of Investments	8

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	16

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP growth was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of infla-tion. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the fed funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for Class N Shares of CitiSM Connecticut Tax Free Reserves was 1.15% and its seven-day effective yield, which reflects compounding, was 1.16% .1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 0.99% and the seven-day effective yield would have been 1.00% .

1	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

1

CITISM CONNECTICUT TAX FREE RESERVES
YIELDS AS OF FEBRUARY 28, 2005
(unaudited)

	Seven Day	Seven Day

	Current Yield[2]	Effective Yield[2]
Citi Connecticut Tax Free Reserves Class N Shares	1.15%	1.16%

Smith Barney Connecticut Class A Shares	1.17%	1.18%

Smith Barney Connecticut Class Y Shares	1.27%	1.28%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield for Class N shares would have been 0.99% and the seven-day effective yield would have been 1.00% .

Performance figures for Smith Barney Connecticut Class A shares and for Smith Barney Connecticut Class Y shares may reflect reimbursement and/or fee waivers, without which the performance would have been lower.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending

2	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2

a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	Gross domestic product is a market value of goods and services produced by labor and prop- erty in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

3

F U N D   FA C T S

Fund Objective

To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes,* preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
Class N shares	Distributed annually, if any
December 1, 1993

Smith Barney Connecticut	Benchmark**
Money Market Portfolio	• iMoneyNet, Inc. Connecticut Tax
Class A shares (“Class A shares”)	Free Money Market Funds Average
July 3, 2001

Smith Barney Connecticut
Money Market Portfolio
Class Y shares (“Class Y shares”)
December 3, 2003

Net Assets as of 2/28/05
Class N shares: $150.2 million
Class A shares: $118.0 million
Class Y shares: $22.1 million

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Con- sult your personal tax adviser.

**	iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

4

C I T I   C O N N E C T I C U T   T A X   F R E E   R E S E R V E S

Fund at a Glance (unaudited)

Investment Breakdown

5

F U N D   E X P E N S E S (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Class N	0.44%	$1,000.00	$1,004.40	0.65%	$3.23

Class A	0.44%	$1,000.00	$1,004.40	0.64%	$3.18

Class Y	0.50%	$1,000.00	$1,005.00	0.53%	$2.63

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers. Past performance is no guarantee of future results. In the absence of fee waivers, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6

F U N D   E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class N	5.00%	$1,000.00	$1,021.57	0.65%	$3.26

Class A	5.00%	$1,000.00	$1,021.62	0.64%	$3.21

Class Y	5.00%	$1,000.00	$1,022.17	0.53%	$2.66

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the annualized Fund’s expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7

Citi Connecticut Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005 (unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual & Semi-Annual Tender Revenue
Bonds & Notes (Puts) — 1.6%

New Haven, CT
MBIA-Insured,
3.00% due 5/1/05	$4,755	$4,769,731

Bond Anticipation Notes & General
Obligation Bonds — 24.2%

East Lyme, CT, G.O.,
FGIC-Insured,
5.00% due 7/15/05	1,000	1,010,954
Fairfield, CT, BANs,
3.00% due 7/28/05	5,000	5,022,284
Litchfield, CT, BANs,
3.50% due 2/14/06	6,385	6,456,770
Madison, CT, BANs,
2.00% due 3/17/05	8,625	8,628,969
Milford, CT, BANs,
3.50% due 11/4/05	13,300	13,415,811
Monroe, CT,
G.O., BANs,
2.00% due 5/4/05	8,000	8,011,647
New Britain, CT,
G.O., BANs,
2.00% due 4/8/05	7,500	7,507,730
North Haven, CT,
G.O., BANs,
2.00% due 4/27/05	13,000	13,018,260
Regional School District,
CT, G.O., BANs,
3.00% due 1/19/06	7,040	7,085,807

		70,158,232

Commercial Paper — 0.7%

New Haven, CT
1.83% due 4/7/05	$2,000	2,000,000

Special Tax Obligation Revenue
Bonds — 4.1%

Connecticut State
Special Tax Obligation:
FGIC-Insured,
1.87% due 3/8/05	8,700	8,700,000
FSA-Insured,
1.83% due 3/2/05	3,100	3,100,000

		11,800,000

Variable Rate Demand Notes (a) — 66.5%

Capital City Economic
Development Authority
Revenue, Series B,
SPA-Fleet National
Bank,
1.82% due 3/2/05	10,115	10,115,000
Capital City Economic
Development
Authority Revenue,
Series B, SPA-Fleet
National Bank,
1.82% due 3/2/05	$3,330	$3,330,000
Connecticut State,
Series A,
SPA-Landesbank,
1.90% due 3/3/05	10,000	10,000,000
Connecticut State
Development
Authority:
Healthcare Revenue,
LOC-Chase
Manhattan Bank,
1.83% due 3/2/05	4,765	4,765,000
Industrial Development
Revenue, LOC-Bank
of America,
1.97% due 3/3/05(b)	2,800	2,800,000
Connecticut State
Health and
Educational Facilities
Authority Revenue:
Gaylord Hospital,
Series A, LOC-Bank
of America,
1.86% due 3/2/05	8,125	8,125,000
Hartford Hospital,
Series B, LOC-Fleet
National Bank,
1.86% due 3/2/05	2,000	2,000,000
Healthcare Capital
Asset, Series A-1,
LOC-Fleet National
Bank,
1.86% due 3/2/05	7,500	7,500,000
Marvelwood School,
Series A, LOC-First
Union National Bank,
1.84% due 3/3/05	4,105	4,105,000
Middlesex Hospital,
Series K, LOC
Wachovia Bank-
Insured
1.84% due 3/3/05	2,800	2,800,000
Quinnipac University,
Series G, LOC-JP
Morgan Chase Bank,
1.73% due 3/3/05	4,200	4,200,000
Sacred Heart University,
Series F, LOC-Fleet
National Bank,
1.84% due 3/3/05	4,000	4,000,000
Stamford Hospital,
Series H, MBIA-
Insured,
1.79% due 3/2/05	2,915	2,915,000

8

Citi Connecticut Tax Free Reserves

SCHEDULE OF INVESTMENTS

February 28, 2005 (unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes (a) — 66.5%
(cont’d.)

Summerwood University,
Series A, LOC-
LaSalle Bank,
1.86% due 3/2/05	$5,900	$5,900,000
United Methodist Home,
Series A, LOC-First
Union National Bank,
1.84% due 3/3/05	3,675	3,675,000
Washington Montessori
School, Series A,
LOC-Wachovia Bank,
1.84% due 3/3/05	4,795	4,795,000
Yale University, Series
U-2, Credit Enhanced by
Credit Local de
France-Toronto
Dominion Bank and
Landesbank
Hessen-Thuringen
1.74% due 3/2/05	13,220	13,220,000
Connecticut State
Housing Finance
Authority:
1.97% due 5/15/05	1,778	1,778,000
Program A-4, SPA
Depfa Bank PLC,
1.89% due 3/3/05(b)	2,100	2,100,000
Series D-3, AMBAC-
Insured,
1.79% due 3/3/05	6,975	6,975,000
Municipal Securities Trust:
Series 2000, AMBAC-
Insured,
1.83% due 3/2/05(c)	11,945	11,945,000
Series 2001, FGIC-
Insured,
1.83% due 3/3/05(b)(c)	8,000	8,000,000
North Canaan, CT,
Housing Authority
Revenue, LOC-First
Union National Bank,
1.84% due 3/3/05	4,975	4,975,000
Puerto Rico
Commonwealth:
Highways &
Transportation,
MBIA-Insured,
1.86% due 3/3/05	260	260,000
Infrastructure Financing
Authority, AMBAC-
Insured,
1.86% due 3/3/05	7,220	7,220,000
PA 944, MBIA-Insured,
1.86% due 3/3/05	2,385	2,385,000
Puerto Rico Electrical
Power Authority:
Series SGA 43, MBIA-
Insured,
1.83% due 3/2/05	17,200	17,200,000
Series SGA 44, LOC-
Societe Generale,
1.83% due 3/2/05	6,000	6,000,000
Puerto Rico
Government
Development Bank,
MBIA-Insured,
1.78% due 3/3/05	10,000	10,000,000
Puerto Rico Industrial
Tourist Educational
Medical &
Environmental
Control Authority,
1.90% due 3/3/05(b)	4,400	4,400,000
Puerto Rico Municipal
Financing Agency,
FSA-Insured,
1.88% due 3/3/05	7,455	7,455,000
South Central
Connecticut Regional
Water Authority,
Series B, MBIA-
Insured,
1.83% due 3/2/05	4,195	4,195,000
University of Connecticut,
Series 899, MBIA-
Insured,
1.84% due 3/3/05	4,000	4,000,000

		193,133,000

Total Investments,
at amortized cost	97.1%	281,860,963
Other Assets in Excess
of Liabilities	2.9	8,433,734

Total Net Assets	100.0%	$290,294,697

(a)	The maturity date presented is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviation used in this schedule

BAN's — Bond Anticipation Notes
GO — General Obligation
LOC — Letter of Credit
SPA — Standby Bond Purchase Agreement
MBIA — Municipal Bond Investors Assurance Corporation
FSA — Federal Savings Association
AMBAC — Ambac Assurance Corporation
FGIC — Financial Guaranty Insurance Company

See Notes to Financial Statements.

9

Citi Connecticut Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investments, at amortized cost (Note 1A)	$281,860,963
Cash	2,912,473
Receivable for shares of beneficial interest sold	10,469,702
Interest receivable	1,312,518
Prepaid expense	18,239

Total assets	296,573,895

LIABILITIES:
Management fees payable (Note 3)	94,993
Payable for shares of beneficial interest repurchased	5,946,343
Dividends payable	111,045
Distribution/Service fees payable (Note 3)	19,359
Transfer agency fees payable	5,943
Trustees’ fees payable	1,027
Accrued expenses	100,488

Total liabilities	6,279,198

Total Net Assets	$290,294,697

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$2,903
Capital paid in excess of par value	290,297,174
Accumulated net realized loss from investment transactions	(5,380)

Total Net Assets	$290,294,697

Class N shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($150,193,196 ÷ 150,197,074 shares outstanding)	$1.00

Smith Barney Connecticut Money Market Portfolio
Class A shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($118,008,216 ÷ 118,009,463 shares outstanding)	$1.00

Smith Barney Connecticut Money Market Portfolio
Class Y shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($22,093,285 ÷ 22,093,540 shares outstanding)	$1.00

See Notes to Financial Statements.

10

Citi Connecticut Tax Free Reserves
S TAT E M E N T   O F   O P E R AT I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INTEREST INCOME (Note 1B):		$1,966,521

EXPENSES:
Management fees (Note 3)	$579,333
Distribution/Service fees (Note 3)	212,552
Custody and fund accounting fees	31,536
Legal fees	29,753
Transfer agency services (Note 3)	26,341
Shareholder communication	15,128
Audit fees	13,388
Trustees’ fees	1,814
Registration fees	4,322
Miscellaneous	3,719

Total expenses	917,886
Less: Management and Distribution Fee waiver (Note 3)	(103,373)
Fees paid indirectly (Note 1F)	(592)

Net Expenses		813,921

Net Investment Income		1,152,600

Increase in Net Assets from Operations		$1,152,600

See Notes to Financial Statements.

11

Citi Connecticut Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S
For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$1,152,600	$990,508
Net realized loss	—	(5,380)

Increase in Net Assets From Operations	1,152,600	985,128

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
Net investment income	(1,152,600)	(990,508)
Net realized gains	—	(15,540)

Decrease in Net Assets From
Distributions to Shareholders	(1,152,600)	(1,006,048)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (NOTE 4)
Proceeds from sales of shares	408,863,816	761,342,247
Net asset value of shares issued for reinvestment
of distributions	629,924	510,898
Cost of shares repurchased	(396,347,459)	(699,281,647)

Increase in Net Assets From Transactions
in Shares of Beneficial Interest	13,146,281	62,571,498

Increase in Net Assets	13,146,281	62,550,578

NET ASSETS:
Beginning of period	277,148,416	214,597,838

End of period	290,294,697	$277,148,416

See Notes to Financial Statements.

12

Citi Connecticut Tax Free Reserves

F I N A N C I A L H I G H L I G H T S

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

				Class N shares

	2005(1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income and
net realized gain	0.00436		0.00366	0.00545	0.01092	0.02724	0.03052
Distributions from net investment
income and net realized gain	(0.00436)		(0.00366)	(0.00545)	(0.01092)	(0.02724)	(0.03052)

Net Asset Value, End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Total Return(2)	0.44	%‡	0.37%	0.55%	1.10%	2.76%	3.10%
Net Assets, End of Period (000s)	$150,193		$139,922	$140,809	$167,541	$229,924	$208,401
Ratios to Average Net Assets:
Expenses(3)(4)	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses after fees paid indirectly	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.88	%†	0.35%	0.55%	1.10%	2.70%	3.08%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.
(3)	The ratio of expenses to average net assets will not exceed 0.65%, as a result of voluntary expense limitation, which may be terminated at any time.
(4)	The Fund’s Manager and Distributor voluntarily waived a portion of their fees for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived, the expense ratios would have been 0.81% (annualized),
0.81%, 0.76%, 0.83%, 0.92% and 0.93%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

13

Citi Connecticut Tax Free Reserves

F I N A N C I A L   H I G H L I G H T S (continued)

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

	Smith Barney Connecticut Money
	Market Portfolio Class A shares

	2005(1)		2004	2003	2002	2001(2)

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000
Net investment income and
net realized gain	0.00442		0.00363	0.00545	0.01088	0.00301
Distribution from net investment
income and net realized gain	(0.00442)		(0.00363)	(0.00545)	(0.01088)	(0.00301)

Net Asset Value, End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000

Total Return(3)	0.44	%‡	0.36%	0.55%	1.09%	0.30	%‡
Net Assets, End of Period
(000s)	$118,008		$105,705	$73,789	$66,122	$31,972
Ratios to Average Net Assets:
Expenses(4)(5)	0.64	%†	0.65%	0.65%	0.65%	0.65	%†
Expenses after fees paid indirectly	0.64	%†	0.65%	0.65%	0.65%	0.65	%†
Net investment income	0.89	%†	0.36%	0.54%	1.09%	1.77	%†

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	For the period July 3, 2001 (commencement of operations) to August 31, 2001.
(3)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.
(4)	The ratio of expenses to average net assets will not exceed 0.65%, as a result of a voluntary expense limitation, which may be terminated at any time.
(5)	The Fund’s Manager and Distributor voluntarily waived a portion of their fees for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002 and 2001. For the period ended February 28, 2005 the actual expense ratio did not change as a result of these waivers. For the years ended August 31, 2004, 2003, 2002, and 2001, if such fees were not volun-
tarily waived, the expense ratios would have been 0.66%, 0.76%, 0.83% and 4.37% (annualized), respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

14

Citi Connecticut Tax Free Reserves

F I N A N C I A L   H I G H L I G H T S (continued)

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

	Smith Barney Connecticut Money
	Market Portfolio Class Y shares

	2005 (1)		2004 (2)

Net Asset Value, Beginning of Period	$1.00000		$1.00000
Net investment income	0.00496		0.00348
Distributions from net investment income	(0.00496)		(0.00348)

Net Asset Value, End of Period	$1.00000		$1.00000

Total Return(3)	0.50	%‡	0.35	%‡
Net Assets, End of Period (000s)	$22,094		$31,521
Ratios to Average Net Assets:
Expenses(4)(5)	0.53	%†	0.55	%†
Expenses after fees paid indirectly	0.53	%†	0.55	%†
Net investment income	0.98	%†	0.48	%†

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	For the period December 3, 2003 (commencement of operations) to August 31, 2004.
(3)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.
(4)	The ratio of expenses to average net assets will not exceed 0.55%, as a result of a voluntary expense limitation, which may be terminated at any time.
(5)	The Fund’s Manager and Distributor voluntarily waived a portion of their fees for the six months ended February 28, 2005 and for the period ended August 31, 2004. For the period ended Febru-
ary 28, 2005 the actual expense ratio did not change as a result of these waivers. For the period ended August 31, 2004, if such fees were not voluntarily waived, the expense ratio would have been
0.56% (annualized).
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

15

Citi Connecticut Tax Free Reserves
N OT E S   TO   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent. The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Investment Income. Investment income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal and Other Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on

16

Citi Connecticut Tax Free Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

the basis of daily net assets of each class. Distribution and transfer agency services fees relating to a specific class are charged directly to that class.

     F. Fees Paid Indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     G. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     H. Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually.

Distributions Paid to Shareholders by Class

	Six Months Ended	Year Ended
	February 28, 2005	August 31, 2004

Class N
Net investment income	$570,420	$543,928
Net realized gains	—	10,218

Total	$570,420	$554,146

Class A
Net investment income	$451,365	$368,273
Net realized gains	—	5,322

Total	$451,365	$373,595

Class Y
Net investment income	$130,815	$78,307

Total	$130,815	$78,307

3. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services

17

Citi Connecticut Tax Free Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Funds’ average daily net assets. The management fees amounted to $579,333, of which $6,260 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the Manager. The Trust pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% and 0.10% of the average daily net assets represented by Class N and Class A shares, respectively. The Service fees for Class N amounted to $161,855, of which $97,113 was voluntarily waived. The service fees for Class A shares amounted to $50,697 for the six months ended February 28, 2005.

These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholders accounts.

For the six months ended February 28, 2005, total Transfer Agency Service expenses by class were $20,829, $5,493 and $19 for Class N, Class A and Class Y, respectively.

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

18

Citi Connecticut Tax Free Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)
Transactions in shares of each class, each at $1.00, were as follows:

	Six Months Ended	Year Ended
	February 28, 2005	August 31, 2004

Class N
Shares sold	122,819,600	279,577,493
Shares issued on reinvestment	54,610	65,134
Shares repurchased	(112,603,348)	(280,515,504)

Net Increase (Decrease)	10,270,862	(872,877)

Class A
Shares sold	254,683,216	426,230,754
Shares issued on reinvestment	444,502	367,458
Shares repurchased	(242,824,153)	(394,675,523)

Net Increase	12,303,565	31,922,689

Class Y
Shares sold	31,361,000	55,534,000
Shares issued on reinvestment	130,812	78,306
Shares repurchased	(40,919,958)	(24,090,620)

Net Increase (Decrease)	(9,428,146)	31,521,686

5. Investment Transactions

Purchases, and maturities and sales of money market instruments aggregated $273,464,277 and $266,228,000, respectively, for the six months ended February 28, 2005.

6.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2004). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 and the related liability at February 28, 2005 was $480.

19

Citi Connecticut Tax Free Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

7. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

20

INVESTMENT MANAGER	TRUSTEES
Citi Fund Management Inc.	Elliott J. Berv
100 First Stamford Place	Donald M. Carlton
Stamford, CT 06902	A. Benton Cocanougher
DISTRIBUTOR	Mark T. Finn
Citigroup Global Markets Inc.	R. Jay Gerken, CFA*
TRANSFER AGENT	Chairman
Citicorp Trust Bank, fsb.	Diana R. Harrington
125 Broad Street, 11th Floor	Susan B. Kerley
New York, NY 10004	Alan G. Merten
SUB-TRANSFER AGENT	R. Richardson Pettit
PFPC Inc.	OFFICERS*
P.O. Box 9699	R. Jay Gerken, CFA
Providence, RI 02940-9699	President and
SUB-TRANSFER AGENT AND	Chief Executive Officer
CUSTODIAN	Andrew B. Shoup
State Street Bank and Trust Company	Senior Vice President and
225 Franklin Street	Chief Administrative Officer
Boston, MA 02110	Frances M. Guggino
INDEPENDENT REGISTERED	Chief Financial Officer
PUBLIC ACCOUNTING FIRM	and Treasurer
KPMG LLP	Andrew Beagley
757 Third Avenue	Chief Anti-Money Laundering
New York, NY 10017	Compliance Officer and
LEGAL COUNSEL	Chief Compliance Officer
Bingham McCutchen LLP	Wendy S. Setnicka
150 Federal Street	Controller
Boston, MA 02110	Robert I. Frenkel
Secretary
and Chief Legal Officer

* Affiliated Person of Investment Manager

CitiFund Trust III

CitiSM Connecticut Tax Free Reserves

The fund is a separate investment fund of CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Connecticut Tax Free Reserves.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/RCT/205
05-8132

ITEM	2	.	CODE OF ETHICS.

			Not Applicable.

ITEM	3	.	AUDIT COMMITTEE FINANCIAL EXPERT.

			Not Applicable.

Item	4	.	PRINICIPAL ACCOUNTANT FEES AND SERVICES

			Not Applicable.

ITEM	5	.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

			Not Applicable.

ITEM	6	.	[RESERVED]

ITEM	7	.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
			MANAGEMENT INVESTMENT COMPANIES.

			Not Applicable.

ITEM	8	.	[RESERVED]

ITEM	9	.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

			Not Applicable.

ITEM	10	.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM	11	.	EXHIBITS.

			(a)	Not applicable.

			(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CitiFunds Trust III

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
CitiFunds Trust III

Date:	May 6, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
CitiFunds Trust III

Date:	May 6, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
CitiFunds Trust III

Date:	May 6, 2005